UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Dryden Short-Term Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	6/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden Short-Term Bond Fund, Inc.

Dryden Ultra Short Bond Fund

JUNE 30, 2004	SEMIANNUAL REPORT

FUND TYPE

Debt

OBJECTIVE

Current income consistent with low volatility of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

August 16, 2004

We hope that you find the semiannual report for the Dryden Ultra Short Bond Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may also be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity of having at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund (the Fund) is to seek current income consistent with low volatility of principal. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 6/30/04
	Six Months	One Year	Since Inception[2]
Class A	0.14%	0.44%	1.03%
Class B	–0.32	–0.41	0.12
Class C	–0.20	–0.16	0.32
Class R	N/A	N/A	0.04
Class Y	–0.08	0.11	0.64
Class Z	0.25	0.67	1.32
Merrill Lynch 1-Year U.S. Treasury Note Index[3]	0.15	0.72	1.16[5]
Lipper Ultra-Short Obligations Funds Avg.[4]	0.36	0.94	1.25[5]

Average Annual Total Returns[1] as of 6/30/04
	One Year	Since Inception[2]
Class A	–0.54%	0.82%
Class B	–5.29	–3.14
Class C	–1.14	0.27
Class R	N/A	N/A
Class Y	0.11	0.51
Class Z	0.67	1.05
Merrill Lynch 1-Year U.S. Treasury Note Index[3]	0.72	0.93[5]
Lipper Ultra-Short Obligations Funds Avg.[4]	0.94	1.00[5]

Dividends and Yields[1] as of 6/30/04
	Total Dividends Paid for Six Months	30-Day SEC Yield
Class A	$0.14	2.04%
Class B	$0.10	1.30
Class C	$0.12	1.54
Class R	$0.02	N/A
Class Y	$0.13	1.79
Class Z	$0.15	2.29

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class R, Class Y, and Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, Class C, Class R and Class Y shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1%, 1%, 0.50% and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Y shares may be eligible to convert to Class A shares. Class Z shares are not subject to a 12b-1 fee. The returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

2Inception dates: Class A, Class Y, Class Z, 4/2/03; Class B, 4/16/03; Class C, 4/27/03; and Class R 6/14/04.

3The Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index that is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding originally issued two-year treasury note that matures closest to one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The Index gives a broad look at how bonds have performed.

4The Lipper Ultra-Short Obligations Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Ultra-Short Obligations Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. Investors cannot invest directly in an index. The returns for the Merrill Lynch 1-Year U.S. Treasury Note Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

5The since inception returns for the Lipper Average and the Merrill Lynch 1-Year U.S. Treasury Note Index are calculated with a beginning date of 3/31/03.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 6/30/04
Federal Home Loan Bank, 1.24%, 8/6/04	2.1%
Alcan, Inc., 1.62375%, 9/8/04	1.6
Federal National Mortgage Association, 4.563%, 3/1/33	1.5
Federal National Mortgage Association, 4.00%, 7/1/04	1.5
Bradford & Bingley PLC, 1.18%, 7/8/04	1.4

Issues are subject to change.

Portfolio Composition expressed as a percentage of net assets as of 6/30/04
Short-Term Investments	34.4%
Corporates	33.8
Mortgages	16.5
Asset-Backed Securities	11.0
Commercial MBS	2.7
U.S. Treasuries	0.2
Total Investments	98.6
Other assets in excess of liabilities	1.4
Net Assets	100.0

Portfolio Composition is subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/04
U.S. Government & Agency	12.4%
Aaa	21.2
Aa	5.7
A	18.0
Baa	38.3
Ba	1.3
Not rated	1.7
Total Investments	98.6
Other assets in excess of liabilities	1.4
Net Assets	100.0

*Source: Moody’s Investor Service (Moody’s).

Credit Quality is subject to change.

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Portfolio of Investments

as of June 30, 2004 (Unaudited)

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

LONG-TERM INVESTMENTS 62.8%

ASSET BACKED SECURITIES 11.0%
		American Express Credit Account Master, Ser. 2004-C, Class C,
Baa2	$560	1.764%, 2/15/12,(c)	$560,000
		American General Mortgage Loan Trust, Ser. 2003-1, Class A1,
Aaa	577	1.22%, 4/25/33,(c)	576,452
		Bank of America Lease Equipment Trust, Ser. 2002-A, Class A3,
Aaa	1,856	2.71%, 8/21/06	1,862,917
		Bank One Issuance Trust, Ser. 2002-C2, Class C2,
Baa2	850	2.2287%, 5/15/08,(c)	855,849
		Ser. 2002-C3, Class C3,
Baa2	1,725	3.76%, 8/15/08	1,739,657
		Chase Funding Mortgage Loan, Ser. 2003-6, Class 1A1,
Aaa	2,600	1.48%, 10/25/18,(c)	2,601,322
		Chase USA Master Trust, Ser. 2000-2, Class C,
BBB(b)	1,000	7.98%, 4/15/09	1,061,707
		First Franklin Mortgage Loan Trust, Ser. 2003-FF5, Class A2,
Aaa	1,859	2.82%, 3/25/34,(c)	1,848,935
		First USA Credit Card Master Trust, Ser. 1998-4, Class C,
BBB(b)	3,000	1.76%, 3/18/08,(c)	3,000,202
		Fleet Credit Card Master Trust II, Ser. 1999-C, Class C,
BBB(b)	2,500	2.27%, 4/16/07,(c)	2,503,414
		Ford Credit Auto Owner Trust, Ser. 2001-D, Class A4,
Aaa	1,000	4.72%, 12/15/05	1,008,965
		Greenpoint Manufactured Housing, Ser. 2000-6, Class A2,
Aaa	1,604	1.57%, 9/22/23,(c)	1,598,840
		Household Home Equity Loan Trust, Ser. 2003-1, Class M,
Aa2	1,033	1.91%, 10/20/32,(c)	1,035,178

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	5

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

		Household Mortgage Loan Trust,
		Ser. 2003-HC1, Class M,
Aa2	$1,184	1.93%, 2/20/33,(c)	$1,188,907
		Ser. 2003-HC2, Class M,
Aa2	1,362	1.88%, 6/20/33,(c)	1,350,041
		Residential Asset Mortgage Products, Inc., Ser. 2003-RS4, Class AI1,
Aaa	237	1.39%, 11/25/20,(c)	236,802
		Ser. 2003-RS8, Class AIIB,
Aaa	1,570	1.64%, 9/25/33,(c)	1,572,054
		Ser. 2003-RZ5, Class A1,
Aaa	3,907	1.50%, 5/25/23,(c)	3,908,357
		Residential Asset Securities Corp., Ser. 2003-KS4, Class AI1,
Aaa	1,689	1.38%, 11/25/20,(c)	1,688,944
		Vanderbilt Mortgage Finance, Ser. 2000-B, Class IA3,
Aaa	839	8.255%, 5/7/17	862,561
		Ser. 2002-B, Class A3,
Aaa	620	4.70%, 10/7/18	620,786

		Total asset backed securities (cost $31,784,252)	31,681,890

COMMERCIAL MORTGAGE BACKED SECURITIES 2.7%
		Banc of America Commercial Mortgage, Inc., Ser. 2003-C2, Class A1
AAA(b)	1,901	3.411%, 3/11/41	1,873,811
		Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2000-WF1, Class A1,
AAA(b)	1,919	7.64%, 2/15/32	2,054,934
		LB-UBS Commercial Mortgage Trust, Ser. 2003-C3, Class A1,
Aaa	3,925	2.599%, 5/15/27	3,799,330

		Total commercial mortgage backed securities (cost $7,975,073)	7,728,075

CORPORATE BONDS 33.8%
		Abitibi-Consolidated, Inc., Bonds,
Ba2	500	8.30%, 8/1/05	517,475

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

		Altria Group, Inc., Notes,
Baa2	$550	5.625%, 11/4/08	$552,394
Baa2	400	6.95%, 6/1/06	419,892
		AOL Time Warner, Inc., Gtd. Notes,
Baa1	1,250	6.125%, 4/15/06	1,309,481
		Archstone-Smith Trust, Notes,
Baa1	845	5.00%, 8/15/07	869,377
		AT&T Corp., Sr. Notes,
Baa2	400	7.50%, 6/1/06	422,748
		BCH Cayman Islands, Ltd., Gtd. Notes,
A1	1,000	6.50%, 2/15/06	1,050,839
		Bear Stearns Co., Inc., Notes,
A1	1,000	3.00%, 3/30/06	999,038
		British Telecom PLC, Notes,
Baa1	1,000	1.00%, 12/15/05	1,069,163
		Burlington Resources Finance Co., Gtd. Notes,
Baa1	690	5.60%, 12/1/06	723,335
		Canadian National Railway Co., Notes,
Baa1	1,500	6.45%, 7/15/06,(c)	1,592,775
		Capital One Bank, Sr. Notes,
Baa2	820	6.875%, 2/1/06	864,890
		Cargill, Inc., Notes,
A2	580	3.625%, 3/4/09	558,612
		Carnival Corp., Gtd. Notes,
A3	1,000	3.75%, 11/15/07	988,689
		Cendant Corp., Notes,
Baa1	800	6.875%, 8/15/06	854,802
		CenterPoint Energy Resources Corp., Notes, Ser. B,
Ba1	500	8.125%, 7/15/05	525,201
		CenturyTel, Inc., Sr. Notes, Ser. C,
Baa2	240	6.55%, 12/1/05	250,180
		ChevronTexaco Corp., Gtd. Notes,
Aa3	1,000	Zero Coupon, 11/17/05	953,728
		CIT Group, Inc., Sr. Notes, M.T.N.,
A2	2,000	1.41%, 11/4/05,(c)	2,003,126
		Citizens Communications Co., Notes,
Baa3	1,200	8.50%, 5/15/06	1,278,496
		Clear Channel Communications, Inc., Gtd. Notes,
Ba1	420	8.00%, 11/1/08	475,165
		Sr. Notes,
Baa3	1,000	6.00%, 11/1/06	1,049,702

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	7

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

		Comcast Cable Communications, Inc., Sr. Notes,
Baa3	$2,500	6.375%, 1/30/06	$2,617,617
		ConAgra Foods, Inc., Notes,
Baa1	1,250	7.50%, 9/15/05	1,314,974
		ConocoPhillips, Gtd. Notes,
A3	2,000	3.625%, 10/15/07	1,992,856
		Consumers Energy Co., First Mtge.,
Baa3	600	6.25%, 9/15/06	630,360
		Cooper Cameron Corp., Sr. Notes,
Baa1	970	2.65%, 4/15/07	940,974
		CSX Corp., Notes,
Baa2	820	2.75%, 2/15/06	812,657
Baa2	865	7.45%, 5/1/07	947,135
		Diageo Capital PLC, Notes,
A2	1,000	3.50%, 11/19/07	988,437
		Donnelley (R.R) & Sons Co., Notes,
Baa1	500	3.75%, 4/1/09	483,091
		DTE Energy Co., Sr. Notes,
Baa2	1,250	6.45%, 6/1/06	1,314,662
		Eastman Chemcial Co., Notes,
Baa2	350	3.25%, 6/15/08	334,975
		FirstEnergy Corp., Ser. A,
Baa3	1,250	5.50%, 11/15/06	1,293,155
		Ford Motor Credit Co., Notes,
A3	1,000	6.875%, 2/1/06	1,048,897
		France Telecom SA, Notes,
Baa2	1,200	8.20%, 3/1/06	1,286,567
		General Dynamics Corp., Notes,
A2	3,000	2.125%, 5/15/06	2,950,932
		General Electric Capital Corp.,
		Ser. A, M.T.N.,
Aaa	3,300	2.85%, 1/30/06,(a)	3,304,333
Aaa	650	5.00%, 6/15/07	674,949
		General Mills, Inc., Notes,
Baa2	1,000	3.875%, 11/30/07	996,712
		General Motors Acceptance Corp., Notes,
A3	2,000	2.04%, 1/16/07,(c)	2,005,596
A3	1,950	6.125%, 9/15/06	2,030,652

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

		Goldman Sachs Group, Inc., Ser. E, M.T.N.,
Aa3	$2,400	1.28%, 1/9/07,(c)	$2,401,704
		Goodrich Corp., Notes,
Baa3	500	6.45%, 12/15/07	539,441
		Harrah’s Operating, Inc., Gtd. Notes,
Baa3	850	7.125%, 6/1/07	915,290
		Hartford Financial Services Group, Inc., Sr. Notes,
A3	2,650	2.375%, 6/1/06	2,607,022
		Hospira, Inc., Notes,
Baa3	380	4.95%, 6/15/09	382,137
		Household Finance Corp., M.T.N.,
A1	1,500	3.375%, 2/21/06	1,507,662
		ICI Wilmington, Inc., Gtd. Notes,
Baa3	1,000	4.375%, 12/1/08	980,942
		International Lease Finance Corp., Notes,
A1	1,000	2.95%, 5/23/06	993,383
		John Deere Capital Corp., Notes,
A3	1,000	4.50%, 8/22/07	1,021,602
		Kraft Foods, Inc., Notes,
A3	2,750	4.625%, 11/1/06	2,815,829
		Liberty Media Corp., Sr. Notes,
Baa3	1,600	3.02%, 9/17/06,(c)	1,629,648
		Lockheed Martin Corp., Gtd. Notes,
Baa2	550	7.70%, 6/15/08	620,432
		Masco Corp., Notes,
Baa1	900	1.65%, 3/9/07,(c)	899,869
		Maytag Corp., Ser. D, M.T.N.,
Baa2	750	6.875%, 3/31/06	785,815
		MBNA America Bank, Bank Notes,
Baa1	645	6.50%, 6/20/06	682,768
		Sr. Notes,
Baa1	500	7.75%, 9/15/05	526,924
		MeadWestvaco Corp., Notes,
Baa2	1,000	2.75%, 12/1/05	996,641
		Miller Brewing Co., Notes,
Baa1	1,000	4.25%, 8/15/08	995,121
		Morgan Stanley, Notes,
Aa3	2,400	1.28%, 1/12/07,(c)	2,402,297
		Motorola, Inc., Notes,
Baa3	400	6.75%, 2/1/06	420,624

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	9

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

		NiSource Finance Corp., Gtd. Notes,
Baa3	$600	7.625%, 11/15/05	$636,479
		Occidental Petroleum Corp., Sr. Notes,
Baa1	150	5.875%, 1/15/07	158,107
		Ocean Energy, Inc., Gtd. Notes,
Baa3	1,240	4.375%, 10/1/07	1,255,196
		P & O Princess, Notes,
A3	330	7.30%, 6/1/07	357,909
		Pacific Gas & Electric Co., First Mtge.,
Baa2	1,000	3.60%, 3/1/09	962,593
		PacifiCorp, First Mtge.,
A3	600	4.30%, 9/15/08	599,990
		Panhandle Eastern Pipe Line Co., Sr. Notes,
Baa3	500	2.75%, 3/15/07	479,799
		Potash Corp. of Saskatchewan, Inc., Notes,
Baa2	500	7.125%, 6/15/07	541,511
		Progress Energy, Inc., Sr. Notes,
Baa2	1,000	6.75%, 3/1/06	1,054,531
		PSE&G Power LLC, Gtd. Notes,
Baa1	1,000	6.875%, 4/15/06	1,060,933
		Public Service Co. of Colorado, Collateral Trust, Ser. 14,
A3	500	4.375%, 10/1/08	501,237
		Quest Diagnostics, Inc., Gtd. Notes,
Baa2	600	6.75%, 7/12/06	640,379
		Raytheon Co., Notes,
Baa3	1,250	6.50%, 7/15/05	1,293,934
		Shurgard Storage Centers, Inc., Notes,
Baa2	500	7.625%, 4/25/07	548,119
		Simon Property Group LP, Notes,
Baa2	360	7.375%, 1/20/06	384,151
		Southern California Edison Co., First Mtge.,
Baa2	500	8.00%, 2/15/07	552,332
		Notes,
Baa2	1,400	1.44%, 1/13/06,(c)	1,401,824
		Southwest Airlines Co., Pass-thru Certs., Ser. 01-1,
Aa2	1,470	5.496%, 11/1/06,(a)	1,523,511

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

		Sprint Capital Corp., Gtd. Notes,
Baa3	$1,250	7.125%, 1/30/06	$1,322,812
		SunGard Data Systems Inc., Notes,
Baa2	760	3.75%, 1/15/09	735,077
		Telefonica Europe BV, Notes,
A3	1,000	7.35%, 9/15/05	1,053,895
		Telus Corp., Notes,
Baa3	800	7.50%, 6/1/07	871,303
		Tyson Foods, Inc., Notes,
Baa3	505	7.25%, 10/1/06	543,915
		Union Pacific Corp., Notes,
Baa2	400	5.75%, 10/15/07	420,776
		Unisys Corp., Sr. Notes,
Ba1	500	8.125%, 6/1/06	531,250
		USX Corp., Notes,
Baa1	555	6.65%, 2/1/06	586,494
		Verizon Global Funding Corp., Notes,
A2	1,000	6.125%, 6/15/07	1,065,712
		Verizon Wireless Capital LLC, Notes,
A3	1,200	5.375%, 12/15/06	1,251,047
		Virginia Electric & Power Co., Ser. A, Sr. Notes,
A3	500	5.75%, 3/31/06	521,752
		Waste Management, Inc., Notes,
Baa3	1,000	7.00%, 10/15/06	1,074,502
		Weyerhaeuser Co., Notes,
Baa2	615	5.50%, 3/15/05	628,005
		Yum! Brands, Inc., Sr. Notes,
Baa3	1,000	8.50%, 4/15/06	1,087,372

		Total corporate bonds (cost $96,602,777)	97,070,237

COLLATERALIZED MORTGAGE OBLIGATIONS 6.4%
		Countrywide Home Loans, Ser. 2003-56, Class 3A2B,
Aaa	1,949	2.649%, 12/25/33,(c)	1,949,822
		Federal Home Loan Mortgage Corp., Ser. 2304, Class PG
Aaa	251	6.50%, 3/15/30,(c)	252,112
		Merrill Lynch Mortgage Investors, Inc.,
		Ser. 2003-C, Class A1,
Aaa	3,421	1.63%, 6/25/28,(c)	3,427,070
		Ser. 2003-E, Class A1,
Aaa	3,632	1.61%, 10/25/28,(c)	3,637,882

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	11

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

		Structured Asset Securities Corp., Ser. 2002-1A, Class 2A1,
Aaa	$3,070	2.56%, 2/25/32,(c)	$3,091,714
		Washington Mutual, Inc.,
		Ser. 2003-AR5, Class A3,
Aaa	709	3.11%, 6/25/33,(c)	709,231
		Ser. 2003-AR6, Class A1,
Aaa	1,611	4.37%, 6/25/33,(c)	1,606,255
		Ser. 2003-AR9, Class 1A2A,
Aaa	3,033	2.34%, 9/25/33,(c)	3,027,601
		Wells Fargo Mortgage Backed Securities Trust, Ser. 2003-1, Class 2A2,
Aaa	498	5.75%, 2/25/33	500,636

		Total collateralized mortgage obligations (cost $18,235,636)	18,202,323

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES 8.7%
		Federal National Mortgage Association,
	3,199	3.332%, 3/1/33,(c)	3,193,773
	3,512	4.45%, 2/1/33,(c)	3,553,456
	4,374	4.563%, 3/1/33,(c)	4,397,911
	2,204	4.715%, 12/1/32,(c)	2,229,715
	1,777	4.904%, 12/1/32,(c)	1,808,285
	2,903	5.086%, 7/1/33,(c)	2,989,053
	568	6.50%, 6/1/16	600,802
		Government National Mortgage Association,
	987	5.50%, 5/15/33	988,011
	1,729	5.50%, 6/15/33	1,730,666
	1,986	6.00%, 10/15/33	2,038,107
	499	6.00%, 11/15/33	512,420
	895	7.00%, 7/15/33	950,659

		Total U.S. Government agency mortgage backed securities (cost $25,431,212)	24,992,858

U.S. GOVERNMENT SECURITIES 0.2%
		United States Treasury Notes,
	610	3.875%, 5/15/09 (cost $608,878)	612,049

		Total long-term investments (cost $180,637,828)	180,287,432

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 35.8%

ASSET BACKED SECURITIES 4.0%
		Navistar Financial Corp. Owner Trust, Ser. 2003-A, Class A3,
Aaa	$4,000	1.73%, 7/15/04	$3,969,878
		Residential Asset Securities Corp., Se. 2003-KS10, Class AI1
Aaa	3,582	1.48%, 7/26/04,(c)	3,583,636
		WFS Financial Owner Trust, Ser. 2003-2, Class A3,
Aaa	4,000	1.76%, 7/20/04	3,977,482

		Total asset backed securities (cost $11,581,462)	11,530,996

COMMERCIAL PAPER 3.2%
		Bradford & Bingley PLC
P-1	4,000	1.18%, 7/8/04	3,995,447
		Cardinal Health, Inc.
P-2	3,000	1.303%, 8/2/04	2,996,533
		Kellogg Co.
P-2	2,335	1.66%, 9/10/04	2,327,295

		Total commercial paper (cost $9,321,281)	9,319,275

CORPORATE BONDS 24.0%
		AEP Texas Central Co., Sr. Note, Ser. F,
Baa2	1,000	3.00%, 2/15/05	1,005,036
		Alcan, Inc., Debs.,
Baa1	4,650	1.62375%, 9/8/04,(c)	4,649,540
		American Honda Finance Corp., M.T.N.,
A1	1,750	1.27%, 7/12/04,(c)	1,751,206
		AT&T Wireless Services, Inc., Sr. Notes,
Baa2	1,250	6.875%, 4/18/05	1,292,394
		Bayerische Landesbank, Notes,
AAA(b)	1,500	1.56%, 9/17/04,(c)	1,500,053
		Bear Stearns Cos., Inc., M.T.N.,
A1	1,500	1.94%, 9/21/04,(c)	1,501,613
		Notes,
A1	238	1.80%, 9/20/04,(c)	238,815
		Capital One Bank
Baa2	290	6.50%, 7/30/04	291,120

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	13

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

		Caterpillar Financial Services Corp., Notes,
A2	$2,000	1.41%, 8/26/04,(c)	$2,000,192
		CIT Group, Inc., Sr. Notes, M.T.N.,
A2	400	2.67%, 7/30/04,(c)	403,211
		Computer Associates International, Inc., Ser. B, Sr. Notes,
Ba1	500	6.375%, 4/15/05	513,125
		Cox Communications Inc., Notes,
Baa2	1,500	7.50%, 8/15/04	1,509,857
		DaimlerChrysler North America Holding, Inc., Gtd. Notes,
A3	1,200	6.90%, 9/1/04	1,208,285
		Ser. C, Gtd., M.T.N.,
NR	1,400	1.504%, 8/13/04	1,397,491
		Ser. D, M.T.N.,
A3	2,000	2.39%, 9/27/04,(c)	2,011,540
		Deutsche Telekom International Finance BV, Gtd. Notes,
Baa2	1,200	8.25%, 6/15/05	1,261,712
		Dominion Resources, Inc., Notes,
Baa1	2,500	2.80%, 2/15/05	2,507,775
		Duke Energy Field Services Corp., Notes,
Baa2	1,100	7.50%, 8/16/05	1,154,883
		Eastman Kodak Co., M.T.N.,
Baa3	2,500	1.73%, 8/8/04,(c)	2,495,350
		Electronic Data Systems Corp., Notes,
Baa3	750	6.85%, 10/15/04	757,487
		Erac USA Finance Co., Notes,
Baa1	1,000	8.25%, 5/1/05	1,042,844
		ERP Operating LP, Notes,
Baa1	2,000	6.63%, 4/13/05	2,060,280
		Fedex Corp., Notes,
Baa2	3,000	1.39%, 4/1/05,(c)	3,003,504
		Ford Motor Credit Co., Notes,
A3	1,000	6.70%, 7/16/04	1,002,072
		Fred Meyer, Inc., Gtd. Notes,
Baa2	2,500	7.375%, 3/1/05	2,578,945
		HCA, Inc., Notes,
Ba1	1,075	6.91%, 6/15/05	1,106,866
		Hewlett-Packard Co., Notes,
A3	1,000	7.15%, 6/15/05	1,042,846
		J.P.Morgan Chase & Co.,
Aa3	2,000	1.53%, 8/20/04,(c)	2,004,708

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

		Kerr-McGee Corp., Gtd. Notes,
Baa3	$1,200	5.375%, 4/15/05	$1,224,826
		Lear Corp., Ser. B, Gtd. Notes,
Baa3	1,000	7.96%, 5/15/05	1,042,721
		Merrill Lynch & Co., Inc., M.T.N.
Aa3	3,500	1.4288%, 8/3/04,(c)	3,503,559
		Newell Rubbermaid, Inc., Notes,
Baa2	770	2.00%, 5/1/05	765,890
		NiSource Finance Corp., Gtd. Notes,
Baa3	1,000	1.92875%, 8/4/04,(c)	1,000,030
		PACCAR Financial Corp., Ser. J, M.T.N.,
A1	1,000	1.09%, 7/20/04,(c)	1,000,492
		Parker & Parsley Petroleum Co., Sr. Notes,
Baa3	1,000	8.875%, 4/15/05	1,045,984
		Pepco Holdings, Inc.,
Baa2	1,600	2.05%, 8/16/04,(c)	1,599,517
		Petroleos Mexicanos, Gtd. Notes,
Baa1	2,000	6.50%, 2/1/05	2,042,000
		Safeway, Inc., Notes,
Baa2	280	1.6488%, 8/2/04,(c)	280,191
Baa2	2,500	7.25%, 9/15/04	2,523,150
		Simon Property Group LP, Notes,
Baa2	965	6.75%, 6/15/05	995,958
		Union Pacific Corp., Notes,
Baa2	1,200	7.60%, 5/1/05	1,248,552
		Verizon Wireless Capital LLC, Notes,
A3	1,500	1.35%, 8/23/04,(c)	1,498,578
		VW Credit, Inc., Gtd., M.T.N.,
A3	3,000	1.43%, 7/22/04,(c)	3,003,006
		Walt Disney Co., Notes,
Baa1	500	4.50%, 9/15/04	502,915
Baa1	1,250	7.30%, 2/8/05	1,287,091
		Waste Management, Inc., Sr. Notes
Baa3	1,000	7.00%, 10/1/04	1,010,586

		Total corporate bonds (cost $70,128,154)	68,867,796

COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
		Federal Home Loan Mortgage Corp., Ser. T-56, Class A1A
Aaa	1,031	1.863%, 7/26/04 (cost $1,030,623)	1,028,721

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	15

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES 1.4%
		Federal National Mortgage Association, Notes,
	$4,254	4.00%, 7/1/04 (cost $4,335,967)	$4,173,111

U.S. GOVERNMENT AGENCY SECURITIES 2.1%
		Federal Home Loan Bank
	6,000	1.24%, 8/6/04,(c) (cost $5,999,097)	5,997,750

	Shares

MUTUAL FUND 0.7%
		Dryden Core Investment Fund—Taxable Money Market
	2,077,744	Series (Note 3), (cost $2,077,744)	2,077,744

		Total short-term investments (cost $104,474,328)	102,995,393

		Total Investments 98.6% (cost $285,112,156; Note 5)	283,282,825
		Other assets in excess of liabilities 1.4%	4,021,879

		Net Assets 100%	$287,304,704

(a)	Segregated as collateral for financial futures contracts.
(b)	Standard & Poor’s rating.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.

M.T.N.—Medium Term Note.

NR—Not Rated by Moody’s or Standard Poor’s.

* The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s rating.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other assets shown as a percentage of net assets as of June 30, 2004 was as follows:

Finance	27.9%
U.S. Government Securities	14.2
Electrical Utilities	6.0
Food Products & Services	5.1
Telecommunication	4.9
Auto—Cars & Trucks	4.7
Brokerage	3.8
Energy	2.7
Non Captive Diversified	2.5
Media & Entertainment	2.3
Technology	2.2
Aerospace/Defense	1.9
Non Captive Consumer Products	1.7
Transportation—Road & Rail	1.7
Real Estate Investment Trust	1.7
Metals	1.6
Building & Construction Products	1.4
Commercial Services	1.4
Cable & Pay Television Systems	1.4
Foreign Government Securities	1.2
Banking	1.0
Insurance	0.9
Consumer Products & Services	0.7
Healthcare Providers & Services	0.7
Mutual Fund	0.7
Paper & Packaging	0.7
Environment	0.7
Chemicals	0.6
Oil & Gas	0.5
Airlines	0.5
Lodging	0.4
Tobacco	0.3
Diversified Manufacturing	0.3
Gaming	0.3

98.6
Other assets in excess of liabilities	1.4

100.0%

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	17

Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

Assets
Investments, at value (cost $285,112,156)	$283,282,825
Cash	778
Receivable for Fund shares sold	5,034,500
Dividends and Interest receivable	1,953,873
Prepaid expenses	628

Total assets	290,272,604

Liabilities
Payable for Fund shares reacquired	2,158,158
Due to broker—variation margin	241,669
Dividends payable	214,946
Accrued expenses	154,726
Distribution fee payable	99,459
Management fee payable	98,022
Deferred directors’ fees	920

Total liabilities	2,967,900

Net Assets	$287,304,704

Net assets were comprised of:
Common stock, at par	$29,423
Paid-in capital in excess of par	296,586,864

296,616,287
Accumulated net investment loss	(1,957,827)
Accumulated net realized loss on investments	(5,241,373)
Net unrealized depreciation on investments	(2,112,383)

Net assets, June 30, 2004	$287,304,704

See Notes to Financial Statements.

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Class A
Net asset value, and redemption price per share
($29,112,219 ÷ 2,980,604 shares of common stock issued and outstanding)	$9.77

Class B
Net asset value, offering price and redemption price per share
($3,948,905 ÷ 404,033 shares of common stock issued and outstanding)	$9.77

Class C
Net asset value, offering price and redemption price per share
($968,704 ÷ 99,111 shares of common stock issued and outstanding)	$9.77

Class R
Net asset value, offering price and redemption price per share
($98 ÷ 10 shares of common stock issued and outstanding)	$9.76

Class Y
Net asset value, offering price and redemption price per share
($210,959,849 ÷ 21,607,428 shares of common stock issued and outstanding)	$9.76

Class Z
Net asset value, offering price and redemption price per share
($42,314,929 ÷ 4,332,273 shares of common stock issued and outstanding)	$9.77

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	19

Statement of Operations

Six Months Ended June 30, 2004 (Unaudited)

Net Investment Income
Income
Interest	$4,572,233
Dividends	53,306

Total income	4,625,539

Expenses
Management fee	1,183,922
Distribution fee—Class A	66,669
Distribution fee—Class B	18,805
Distribution fee—Class C	3,726
Distribution fee—Class R	—
Distribution fee—Class Y	640,565
Registration fees	115,000
Custodian’s fees and expenses	77,000
Transfer agent’s fees and expenses	54,000
Reports to shareholders	43,000
Legal fees and expenses	27,000
Audit fee	12,000
Directors’ fees	6,000
Miscellaneous	1,633

Total expenses	2,249,320
Less: Expense waiver (Note 2)	(591,961)
Excise tax	8,984

Net expenses	1,666,343

Net investment income	2,959,196

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on:
Investment transactions	(480,969)
Financial futures contracts	(307,415)

(788,384)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,797,429)
Financial futures contracts	96,990

(1,700,439)

Net loss on investments	(2,488,823)

Net Increase In Net Assets Resulting From Operations	$470,373

See Notes to Financial Statements.

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Statement of Changes in Net Assets

For the Six Months Ended and Period Ended (Unaudited)

	Six Months Ended June 30, 2004	April 2, 2003(a) Through December 31, 2003
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,959,196	$4,098,994
Net realized loss on investment transactions	(788,384)	(1,012,003)
Net change in unrealized depreciation on investments	(1,700,439)	(411,944)

Net increase in net assets resulting from operations	470,373	2,675,047

Dividends from net investment income (Note 1)
Class A	(774,435)	(1,383,206)
Class B	(40,090)	(45,024)
Class C	(11,995)	(11,420)
Class Y	(3,382,421)	(5,241,898)
Class R	—	—
Class Z	(708,839)	(998,488)

	(4,917,780)	(7,680,036)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	130,146,063	707,501,847
Net asset value of shares issued to shareholders in reinvestment of dividends	3,717,454	6,146,930
Cost of shares reacquired	(246,045,394)	(304,709,800)

Net increase (decrease) in net assets from Fund share transactions	(112,181,877)	408,938,977

Total increase (decrease)	(116,629,284)	403,933,988

Net Assets
Beginning of period	403,933,988	—

End of period(b)	$287,304,704	$403,933,988

(a) Commencement of operations.
(b) Includes undistributed net investment income of:	$—	$757

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	21

Notes to Financial Statements (Unaudited)

Dryden Short-Term Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund consists of two portfolios—Dryden Ultra Short Bond Fund (the “Portfolio”) and Dryden Short-Term Corporate Bond Fund. The financial statements of the other portfolio are not presented herein. The Portfolio commenced operations on April 2, 2003.

The Portfolio’s investment objective is current income consistent with low volatility of principal. Under normal circumstances, the Portfolio invests at least 80% of its investable assets in debt securities other than preferred stock. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Portfolio in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

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Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short term securities which mature in more than 60 days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Portfolio may invest in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Fund’s expenses are allocated to the respective portfolios

Dryden Ultra Short Bond Fund	23

Notes to Financial Statements (Unaudited)

Cont’d

on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Taxes: For federal income tax purposes, each portfolio in the Fund is treated as a separate tax paying entity. It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement on behalf of the Portfolio with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Portfolio. In connection therewith, PIM is obligated to keep certain books and records of the Portfolio. PI pays for the services of PIM, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and bookkeeping costs of the Portfolio. The Portfolio bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60 of 1% of the Portfolio’s average daily net assets up to $1 billion and .55 of 1% of the Portfolio’s average daily net assets in excess of $1 billion. PI has agreed to voluntarily waive a portion of the Portfolio’s management fee, which amounted to $591,961. Such amount represents .27 of 1% of average daily net assets, or $.02 per

24	Visit our website at www.jennisondryden.com

share. Effective April 30, 2004, the voluntary waiver became .20 of 1% of average daily net assets. The Portfolio is not required to reimburse PI for such waiver.

The Portfolio has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C, Y, R, and Z shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class A, Class B, Class C, Class R, and Class Y shares, pursuant to plans of distribution, (the “Class A, B, C, R, and Y Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Portfolio.

Pursuant to the Class A, B, C, R, and Y Plans, the Portfolio compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, and .75 of 1%, of the average daily net assets of the Class A, B, C, R, and Y shares, respectively. For the six months ended June 30, 2004, PIMS contractually agreed to limit such fees to .25 of 1%, .75 of 1%, .25 of 1%, .50 of 1%, and .50 of 1% of the average daily net assets of the Class A, B, C, R, and Y shares, respectively.

PIMS has advised the Portfolio that for the six months ended June 30, 2004, it received approximately $7,100 and $7,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provided for a commitment of $800 million, through April 30, 2004, and allowed the Funds to increase the commitment to $1 billion, if necessary. Effective May 1, 2004, the commitment provided for by the SCA was reduced to $500 million and the SCA was renewed under the same terms and conditions. The expiration date of the renewed SCA will be October 29, 2004. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Portfolio did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the

Dryden Ultra Short Bond Fund	25

Notes to Financial Statements (Unaudited)

Cont’d

six months ended June 30, 2004, the Portfolio incurred fees of approximately $45,100 for the services of PMFS. As of June 30, 2004, approximately $7,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Portfolio incurred approximately $7,700 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”), an affiliate of PI, was approximately $6,600 for the six months ended June 30, 2004. As of June 30, 2004 approximately $1,400 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2004, the Portfolio earned income of $53,306, from the Series by investing its excess cash.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments,

for the six months ended June 30, 2004, were $14,734,528 and $51,680,322, respectively.

During the six months ended June 30, 2004, the Portfolio entered into financial futures contracts. Details of open contracts at June 30, 2004, are as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2004	Unrealized Depreciation
	Short Positions:
48	Eurodollar	Sept. 2004	$11,743,094	$11,757,600	$(14,506)
25	U.S. T-Notes 10 yr	Sept. 2004	2,693,790	2,733,203	(39,413)
173	U.S. T-Notes 5 yr	Sept. 2004	18,651,918	18,802,938	(151,020)
254	U.S. T-Notes 2 yr	Sept. 2004	53,400,794	53,478,907	(78,113)

					$(283,052)

26	Visit our website at www.jennisondryden.com

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Depreciation

$287,969,843	$163,023	($4,850,041)	($4,687,018)

The difference between book and tax basis was primarily attributable to differences in the treatment of premium discount amortization for book and tax purposes.

For federal income tax purposes, the Portfolio had a capital loss carryforward as of December 31, 2003 of approximately $930,000 which expires in 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. In addition, the Portfolio elected to treat post-October capital losses of approximately $1,514,800 incurred in the two month period ended December 31, 2003 as having been incurred in the current fiscal year.

Note 6. Capital

The Portfolio offers Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares were sold with no front-end sales charge and a contingent deferred sales charge of 1% during the first 18 months. Class Y shares convert to Class A shares when the value of Class Y shares reach $1 million or more. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class A, Class R, Class Y and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 281.25 million authorized shares of $.001 par value common stock, divided into five classes, which consists of 31,250,000 authorized shares of each of Class A, Class B, Class C, Class R and Class Z common stock and 125,000,000 shares of Class Y. As of June 30, 2004, 10 shares of Class R of the Portfolio were owned by Prudential.

Dryden Ultra Short Bond Fund	27

Notes to Financial Statements (Unaudited)

Cont’d

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2004:
Shares sold	2,993,502	$29,529,747
Shares issued in reinvestment of dividends	54,285	535,346
Shares reacquired	(6,402,745)	(63,025,300)

Net increase (decrease) in shares outstanding before conversion	(3,354,958)	(32,960,207)
Shares issued upon conversion from Class B and Class Y	134,649	1,331,612

Net increase (decrease) in shares outstanding	(3,220,309)	$(31,628,595)

Period ended December 31, 2003:
Shares sold	13,553,783	$135,335,498
Shares issued in reinvestment of dividends	112,597	1,120,004
Shares reacquired	(8,213,084)	(81,680,049)

Net increase (decrease) in shares outstanding before conversion	5,453,296	54,775,453
Shares issued upon conversion from Class B and Class Y	747,617	7,442,476

Net increase (decrease) in shares outstanding	6,200,913	$62,217,929

Class B
Six months ended June 30, 2004:
Shares sold	113,252	$1,110,803
Shares issued in reinvestment of dividends	2,495	24,575
Shares reacquired	(118,074)	(1,161,973)

Net increase (decrease) in shares outstanding before conversion	(2,327)	(26,595)
Shares converted into Class A	(3,139)	(31,003)

Net increase (decrease) in shares outstanding	(5,466)	$(57,598)

Period ended December 31, 2003:
Shares sold	540,759	$5,395,936
Shares issued in reinvestment of dividends	2,645	26,296
Shares reacquired	(131,270)	(1,306,155)

Net increase (decrease) in shares outstanding before conversion	412,134	4,116,077
Shares converted into Class A	(2,635)	(26,108)

Net increase (decrease) in shares outstanding	409,499	$4,089,969

28	Visit our website at www.jennisondryden.com

Class C	Shares	Amount
Six months ended June 30, 2004:
Shares sold	46,506	$458,654
Shares issued in reinvestment of dividends	1,020	10,053
Shares reacquired	(83,059)	(821,951)

Net increase (decrease) in shares outstanding	(35,533)	$(353,244)

Period ended December 31, 2003:
Shares sold	183,016	$1,823,515
Shares issued in reinvestment of dividends	920	9,135
Shares reacquired	(49,292)	(490,253)

Net increase (decrease) in shares outstanding	134,644	$1,342,397

Class R
Period ended June 30, 2004:
Shares sold	10	$98
Shares issued in reinvestment of dividends	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	10	$98

Class Y
Six months ended June 30, 2004:
Shares sold	7,681,271	$75,703,859
Shares issued in reinvestment of dividends	267,322	2,631,903
Shares reacquired	(15,431,771)	(151,879,838)

Net increase (decrease) in shares outstanding before conversion	(7,483,178)	(73,544,076)
Shares converted into Class A	(131,507)	(1,300,609)

Net increase (decrease) in shares outstanding	(7,614,685)	$(74,844,685)

Period ended December 31, 2003:
Shares sold	47,411,477	$473,497,955
Shares issued in reinvestment of dividends	426,473	4,241,707
Shares reacquired	(17,870,857)	(177,786,636)

Net increase (decrease) in shares outstanding before conversion	29,967,093	299,953,026
Shares converted into Class A	(744,980)	(7,416,368)

Net increase (decrease) in shares outstanding	29,222,113	$292,536,658

Dryden Ultra Short Bond Fund	29

Notes to Financial Statements (Unaudited)

Cont’d

Class Z	Shares	Amount
Six months ended June 30, 2004:
Shares sold	2,369,017	$23,342,902
Shares issued in reinvestment of dividends	52,359	515,577
Shares reacquired	(2,960,018)	(29,156,332)

Net increase (decrease) in shares outstanding	(538,642)	$(5,297,853)

Period ended December 31, 2003:
Shares sold	9,160,879	$91,448,943
Shares issued in reinvestment of dividends	75,394	749,788
Shares reacquired	(4,365,358)	(43,446,707)

Net increase (decrease) in shares outstanding	4,870,915	$48,752,024

Note 7. Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP was previously the independent registered public accounting firm for the Fund. The decision to change the independent registered public accounting firm was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended December 31, 2003 did no contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

30	Visit our website at www.jennisondryden.com

Financial Highlights (Unaudited)

	Class A
	Six Months Ended June 30, 2004		April 2, 2003(b) Through December 31, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.89		$10.00

Income from investment operations
Net investment income(d)(e)	.11		.11
Net realized and unrealized loss on investment transactions	(.09)		(.02)

Total from investment operations	.02		.09

Less Dividends
Dividends from net investment income	(.14)		(.20)

Net asset value, end of period	$9.77		$9.89

Total Investment Return(a):	0.14%		0.89%
Ratios/Supplemental Data(g):
Net assets, end of period (000)	$29,112		$61,342
Average net assets (000)	$53,628		$67,777
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	.77	%(h)	.78	%(c)
Expenses, excluding distribution and service (12b-1) fees	.52	%(h)	.53	%(c)
Net investment income	2.16	%(h)	1.54	%(c)
For Class A, B, C, R, Y and Z shares:
Portfolio turnover rate	5	%(i)	19	%(i)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class A shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 2, 2003.
(d)	Net of management fee waiver.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of 1% of the average daily net assets of the Class A shares.
(g)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee to .30 of 1% of the Portfolio’s average daily net assets. Effective April 30, 2004, this waiver decreased to .20 of 1% of the Portfolio’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.04%, .79% and 1.86%, respectively, for the period ended June 30, 2004 and 1.08%, .83% and 1.24%, respectively, for the period ended December 31, 2003.
(h)	Annualized.
(i)	Not Annualized.

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	31

Financial Highlights (Unaudited)

Cont’d

	Class B
	Six Months Ended June 30, 2004		April 16, 2003(b) Through December 31, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.90		$10.00

Income from investment operations
Net investment income(d)(e)	.03		.06
Net realized and unrealized loss on investment transactions	(.06)		(.02)

Total from investment operations	(.03)		.04

Less Dividends
Dividends from net investment income	(.10)		(.14)

Net asset value, end of period	$9.77		$9.90

Total Investment Return(a):	(.32)%		0.44%
Ratios/Supplemental Data(f):
Net assets, end of period (000)	$3,949		$4,054
Average net assets (000)	$3,782		$3,041
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.52	%(g)	1.54	%(c)
Expenses, excluding distribution and service (12b-1) fees	.52	%(g)	.54	%(c)
Net investment income	.70	%(g)	.83	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class B shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 16, 2003.
(d)	Net of management fee waiver.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee to .30 of 1% of the Portfolio’s average daily net assets. Effective April 30, 2004, this waiver decreased to .20 of 1% of the Portfolio’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.79%, .79% and .40%, respectively, for the period ended June 30, 2004 and 1.84%, .84% and .52%, respectively, for the period ended December 31, 2003.
(g)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

	Class C
	Six Months Ended June 30, 2004		April 27, 2003(b) Through December 31, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.90		$10.00

Income from investment operations
Net investment income(d)(e)	.05		.07
Net realized and unrealized gain on investment transactions	(.06)		(.02)

Total from investment operations	(.01)		.05

Less Dividends
Dividends from net investment income	(.12)		(.15)

Net asset value, end of period	$9.77		$9.90

Total Investment Return(a):	(.20)%		0.51%
Ratios/Supplemental Data(g):
Net assets, end of period (000)	$969		$1,333
Average net assets (000)	$999		$699
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.27	%(h)	1.30	%(c)
Expenses, excluding distribution and service (12b-1) fees	.52	%(h)	.55	%(c)
Net investment income	1.09	%(h)	1.09	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class C shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 27, 2003.
(d)	Net of management fee waiver.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to. 75% of 1% of the average daily net assets of the Class C shares.
(g)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee to .30 of 1% of the Portfolio’s average daily net assets. Effective April 30, 2004, this waiver decreased to .20 of 1% of the Portfolio’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.54%, .79% and .79%, respectively, for the period ended June 30, 2004 and 1.60%, .85% and .76%, respectively, for the period ended December 31, 2003.
(h)	Annualized.

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	33

Financial Highlights (Unaudited)

Cont’d

	Class R
	June 14, 2004(b) Through June 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.77

Income from investment operations
Net investment income(d)	—
Net realized and unrealized gain on investment transactions	.01

Total from investment operations	.01

Less Dividends
Dividends from net investment income	(.02)

Net asset value, end of period	$9.76

Total Investment Return(a):	0.04%
Ratios/Supplemental Data(g):
Net assets, end of period (000)	$98	(e)
Average net assets (000)	$99	(e)
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.02	%(c)
Expenses, excluding distribution and service (12b-1) fees	.52	%(c)
Net investment income	0.00	%(c)(h)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class R shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on June 14, 2004.
(d)	Net of management fee waiver.
(e)	Figure is actual and not rounded to the nearest thousand.
(f)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of 1% of the average daily net assets of the Class R shares.
(g)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee to .20 of 1% of the Fund’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.22%, .72% and 0.00%(h), respectively.
(h)	Less than .005%.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

	Class Y
	Six Months Ended June 30, 2004		April 2, 2003(b) Through December 31, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.89		$10.00

Income from investment operations
Net investment income(d)(e)	.07		.09
Net realized and unrealized loss on investment transactions	(.07)		(.02)

Total from investment operations	—		.07

Less Distributions
Dividends from net investment income	(.13)		(.18)

Net asset value, end of period	$9.76		$9.89

Total Investment Return(a):	(.08)%		0.73%
Ratios/Supplemental Data(g):
Net assets, end of period (000)	$210,960		$289,021
Average net assets (000)	$257,634		$280,580
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.02	%(h)	1.03	%(c)
Expenses, excluding distribution and service (12b-1) fees	.52	%(h)	.53	%(c)
Net investment income	1.52	%(h)	1.28	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class Y shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 2, 2003.
(d)	Net of management fee waiver.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of 1% of the average daily net assets of the Class Y shares.
(g)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee to .30 of 1% of the Portfolio’s average daily net assets. Effective April 30, 2004, this waiver decreased to .20 of 1% of the Portfolio’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.29%, .79% and 1.22%, respectively, for the period ended June 30, 2004 and 1.33%, .83% and .98%, respectively, for the period ended December 31, 2003.
(h)	Annualized.

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	35

Financial Highlights (Unaudited)

Cont’d

	Class Z
	Six Months Ended June 30, 2004		April 2, 2003(b) Through December 31, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	9.89		$10.00

Income from investment operations
Net investment income(d)(e)	.09		.13
Net realized and unrealized loss on investment transactions	(.06)		(.02)

Total from investment operations	0.03		.11

Less Distributions
Dividends from net investment income	(.15)		(.22)

Net asset value, end of period	9.77		$9.89

Total Investment Return(a):	0.25%		1.06%
Ratios/Supplemental Data(f):
Net assets, end of period (000)	$42,315		$48,193
Average net assets (000)	$45,556		$45,037
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.52	%(g)	.53	%(c)
Expenses, excluding distribution and service (12b-1) fees	.52	%(g)	.53	%(c)
Net investment income	1.86	%(g)	1.81	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class Z shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 2, 2003.
(d)	Net of management fee waiver.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee to .30 of 1% of the Portfolio’s average daily net assets. Effective April 30, 2004, this waiver decreased to .20 of 1% of the Portfolio’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be .79%, ..79% and 1.56%, respectively, for the period ended June 30, 2004 and .83%, .83% and 1.51%, respectively, for the period ended December 31, 2003.
(g)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale • Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer• William V. Healey, Chief Legal Officer•
Deborah A. Docs, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer•
Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Short-Term Bond Fund, Inc. Dryden Ultra Short Bond Fund
Share Class	A	B	C	R	Y	Z
NASDAQ	PDUAX	N/A	N/A	N/A	PDUYX	PDUZX
CUSIP	26248R107	26248R206	26248R305	26249P100	26248R503	26248R404

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management Associates and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Short-Term Bond Fund, Inc.

Dryden Ultra Short Bond Fund

Share Class

A

B

C

R

Y

Z

NASDAQ

PDUAX

N/A

N/A

N/A

PDUYX

PDUZX

CUSIP

26248R107

26248R206

26248R305

26249P100

26248R503

26248R404

MF193E2     IFS-A095344     Ed. 08/2004

Dryden Short-Term Bond Fund, Inc.

Dryden Short-Term
Corporate Bond Fund

JUNE 30, 2004

SEMIANNUAL REPORT

FUND TYPE

Debt

OBJECTIVE

High current income consistent with the
preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of
The Prudential Insurance Company of America.

Dear Shareholder,

August 16, 2004

We hope that you find the semiannual report for the Dryden Short-Term Corporate Bond Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may also be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity of having at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden
mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment
Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden
Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund (the Fund) is to seek high current income consistent with the preservation of principal. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 6/30/04

Six Months

One Year

Five Years

Ten Years

Since Inception[2]

Class A

–0.18
%

0.44
%

30.91
%

77.93
%

155.89%(152.48)

Class B

–0.53

–0.31

27.03

67.29

74.61

Class C

–0.42

–0.06

27.82

N/A

66.51

Class R

N/A

N/A

N/A

N/A

0.35

Class Z

–0.06

0.71

32.78

N/A

53.58

Lehman Brothers 1–5 Year U.S. Credit Index[3]

0.09

0.86

38.86

96.34

***

Lipper Short/Int. Inv.–Grade Debt Funds Avg.[4]

–0.18

–0.02

31.38

78.50

****

Average Annual Total Returns[1] as of 6/30/04

One Year

Five Years

Ten Years

Since Inception[2]

Class A

–2.82
%

4.84
%

5.58
%

6.30%(6.21)

Class B

–3.19

4.90

5.28

4.94

Class C

–1.02

5.03

N/A

5.28

Class R

N/A

N/A

N/A

N/A

Class Z

0.71

5.83

N/A

5.86

Lehman Brothers 1–5 Year U.S. Credit Index[3]

0.86

6.79

6.98

***

Lipper Short/Int. Inv.–Grade Debt Funds Avg.[4]

–0.02

5.60

5.95

****

Distributions and Yields[1] as of 6/30/04

Total Distributions Paid for Six Months

30-Day SEC Yield

Class A

$
0.26

2.69
%

Class B

$
0.22

2.04

Class C

$
0.24

2.29

Class R

$
0.09

3.62

Class Z

$
0.28

3.03

2

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 3.25%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 3% and 1% respectively. Class R and Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1%, 1%, and 0.75%, respectively. Approximately five years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Without waiver of fees and/or expense subsidization, the Fund’s returns would have been lower, as indicated in parentheses. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

2Inception dates: Class A, 9/1/89; Class B, 12/9/92; Class C, 8/1/94; Class R, 5/17/04; and Class Z, 12/16/96.

3The Lehman Brothers 1–5 Year U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives a broad look at how short- and intermediate-term bonds have performed.

4The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in top four grades) with dollar-weighted average maturities of one to five years. Investors cannot invest directly in an index. The returns for the Lehman
Brothers 1–5 Year U.S. Credit Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Brothers 1–5 Year U.S. Credit Index Closest Month-End to Inception cumulative total returns are 191.91% for Class A,
112.92% for Class B, 93.80% for Class C, 0.18% for Class R, and 61.68% for Class Z. Lehman Brothers 1–5 Year U.S. Credit Index Closest Month-End to Inception average annual total returns are 7.49% for Class A, 6.74% for Class B, 6.90% for Class
C, 2.12% for Class R, and 6.62% for Class Z.

****Lipper Short/Intermediate Investment-Grade Debt Funds Average Closest Month-End to Inception cumulative total returns are 151.20% for Class A, 89.99% for Class B, 77.25% for Class C, and 50.13% for Class Z. Lipper Short/Intermediate Investment-Grade Debt Funds Average Closest Month-End to Inception average annual total returns are 6.39% for Class A, 5.68%
for Class B, 5.93% for Class C, and 5.56% for Class Z.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of total investments as of 6/30/04

General Elec. Capital Corp., 5.00%, 6/15/07

1.9
%

Ford Mtr. Credit Co., 6.875%, 2/01/06

1.7

General Motors Acceptance Corp., 6.125%, 2/01/07

1.7

Salomon Brothers Mortgage Securities, Inc., 6.168%, 2/13/10

1.2

Citibank Credit Card Issuance Trust, 6.875%, 11/16/09

1.0

Issues are subject to change.

Portfolio Composition expressed as a percentage of net assets as of 6/30/04

Corporate Bonds

93.1
%

Asset Backed Securities

2.0

Commercial MBS

1.9

Money Market

1.8

U.S. Treasuries

0.3

Total Investments

99.1

Other assets in excess of liabilities

0.9

Net Assets

100.0

Portfolio Composition is subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/04

Aaa

7.0
%

Aa

10.2

A

31.7

Baa

45.3

Ba

3.1

Not rated

1.8

Total Investments

99.1

Other assets in excess of liabilities

0.9

Net Assets

100.0

*Source: Moody’s Investor Service (Moody’s). Credit Quality is subject to change.

4

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Portfolio of Investments

as of June 30, 2004 (Unaudited)

Moody’s Rating*

Principal Amount (000)

Description

Value (Note 1)

LONG-TERM INVESTMENTS 85.6%

ASSET BACKED SECURITIES 2.0%

Baa2

$
620

American Express Credit Account Master, Ser. 2004-C, Class C, 1.764%, 2/15/12,(b)

$
620,000

Aaa

3,000

Citibank Credit Card Issuance Trust, Ser. 2000-A3, Class A3, 6.875%, 11/16/09

3,290,656

Aaa

1,800

DaimlerChrysler Auto Trust, Ser. 2002-A, Class A4, 4.49%, 10/6/08

1,833,618

Aaa

1,000

Discover Card Master Trust I, Ser. 2000-9, Class A, 6.35%, 7/15/08

1,053,495

Total asset backed securities (cost $ 7,015,788)

6,797,769

COLLATERALIZED MORTGAGE OBLIGATIONS 1.9%

Aaa

2,500

Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2, 3.285%, 7/5/35

2,366,406

Aaa

3,900

Salomon Brothers Mortgage Securities, Inc., Ser. 2001-C2, Class A2, 6.168%, 2/13/10

4,157,995

Total collateralized mortgage obligations (cost $6,750,004)

6,524,401

CORPORATE BONDS 81.3%

Ba2

500

Abitibi-Consolidated, Inc., 8.30%, 8/1/05

517,475

A1

1,250

Allstate Corp., Senior Notes, 5.375%, 12/1/06

1,305,582

Baa2

800

Altria Group, Inc., 5.625%, 11/4/08

803,482

Baa2

1,300

6.95%, 6/1/06

1,364,648

Ba2

160

American Standard, Inc., 7.625%, 2/15/10

176,000

Ba1

820

AMFM, Inc., 8.00%, 11/1/08

927,703

A1

143

Anheuser-Busch Cos., Inc., 5.125%, 10/1/08

147,907

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

5

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Moody’s Rating*

Principal Amount (000)

Description

Value (Note 1)

Baa2

$
750

Appalachian Power Co., 3.60%, 5/15/08

$
731,254

Baa1

875

Archstone-Smith Trust, 5.00%, 8/15/07

900,242

Baa1

650

Arizona Public Service Co., 7.625%, 8/1/05

683,786

Ba1

900

ArvinMeritor, Inc., 6.625%, 6/15/07

920,250

Baa2

1,000

AT&T Corp., Senior Notes, 7.50%, 6/1/06

1,056,869

Baa2

2,000

AT&T Wireless Services, Inc., Senior Notes, 7.35%, 3/1/06

2,134,198

Baa2

400

7.50%, 5/1/07

438,580

Aa3

1,200

Bank of America Corp., 8.50%, 1/15/07

1,341,270

Aa2

2,000

Senior Notes, 5.25%, 2/1/07

2,086,570

Aa2

2,000

Bank One NA Illinois, 5.50%, 3/26/07

2,101,410

A1

2,200

Bear Stearns Cos., Inc., 3.00%, 3/30/06

2,197,884

A1

1,000

6.50%, 5/1/06

1,058,523

Baa2

755

Black & Decker Corp., 7.00%, 2/1/06

801,540

Ba2

1,000

Boise Cascade Corp., M.T.N., 7.45%, 6/19/06

1,047,500

A1

1,490

Bristol-Myers Squibb Co., 4.75%, 10/1/06

1,535,113

Baa3

1,000

British Sky Broadcasting Group PLC, 7.30%, 10/15/06

1,079,640

Baa1

950

British Telecom PLC, 7.00%, 5/23/07

1,025,050

Baa1

1,300

7.875%, 12/15/05

1,389,912

Baa3

1,000

Bunge Ltd. Finance Corp., 4.375%, 12/15/08

984,330

Baa2

1,125

Burlington Northern Santa Fe Corp., 6.375%, 12/15/05

1,179,364

Baa1

875

Burlington Resources Finance Co., 5.70%, 3/1/07

918,785

Baa2

600

Cadbury Schweppes US Finance, 3.875%, 10/1/08

588,596

See Notes to Financial Statements.

6

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Moody’s Rating*

Principal Amount (000)

Description

Value (Note 1)

A3

$
1,000

Campbell Soup Co., 5.50%, 3/15/07

$
1,048,171

Baa2

690

Capital One Bank, 4.25%, 12/1/08

676,634

Baa2

1,845

Senior Notes, 6.875%, 2/1/06

1,946,003

A2

500

Cargill, Inc., 3.625%, 3/4/09

481,562

A3

1,155

Carnival Corp., 3.75%, 11/15/07

1,141,936

A3

440

Carnival PLC, 7.30%, 6/1/07

477,212

A2

1,250

Caterpillar Financial Services Corp., 4.50%, 6/15/09

1,255,462

Baa1

1,430

Cendant Corp., 6.875%, 8/15/06

1,527,958

Baa1

885

Senior Notes, 6.25%, 1/15/08

943,775

Ba1

750

CenterPoint Energy Resources Corp., 8.125%, 7/15/05

787,802

Aa2

2,095

ChevronTexaco Capital Co., 3.50%, 9/17/07

2,092,593

A2

2,285

CIT Group, Inc., Senior Notes, 5.50%, 11/30/07

2,386,810

Aa2

1,600

Citicorp, Inc., Sub Notes, 7.20%, 6/15/07

1,750,741

Aa2

100

Citicorp, Inc., M.T.N., 6.375%, 11/15/08

107,819

Aa1

650

Citigroup, Inc., 5.00%, 3/6/07

674,235

Baa2

650

Citizens Communications Co., 7.60%, 6/1/06

681,785

Baa2

1,371

8.50%, 5/15/06

1,460,681

Baa3

670

Comcast Cable Communications, Inc., 8.375%, 5/1/07

748,804

Baa1

1,000

Commonwealth Edison Co., 7.625%, 1/15/07

1,094,332

A3

700

Compaq Computer Corp., 7.65%, 8/1/05

735,139

A3

290

Computer Sciences Corp., 6.75%, 6/15/06

309,100

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

7

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Moody’s Rating*

Principal Amount (000)

Description

Value (Note 1)

Baa1

$
1,000

ConAgra Foods, Inc., 6.00%, 9/15/06

$
1,052,196

A3

1,500

Conoco Funding Co., 5.45%, 10/15/06

1,570,101

A1

660

Consolidated Edison Co. of New York, Inc., Senior Notes, 4.70%, 6/15/09

668,721

Baa3

1,000

Consumers Energy Co., 4.25%, 4/15/08

991,043

Baa3

800

Continental Airlines, Inc., 6.32%, 11/1/08

773,357

Baa3

1,860

Continental Cablevision, Inc., Senior Notes, 8.30%, 5/15/06

2,019,222

Baa1

830

Cooper Cameron Corp., Senior Notes, 2.65%, 4/15/07

805,163

A3

2,405

Countrywide Home Loans, Inc., M.T.N., 5.625%, 5/15/07

2,522,176

Baa2

585

Cox Communications, Inc., 3.875%, 10/1/08

570,349

Aa3

800

Credit Suisse First Boston, 3.875%, 1/15/09

780,170

Aa3

1,760

5.75%, 4/15/07

1,854,482

Aa3

800

5.875%, 8/1/06

841,169

Baa2

600

CSX Corp., 2.75%, 2/15/06

594,627

Baa2

1,100

7.45%, 5/1/07

1,204,449

A3

690

DaimlerChrysler North America Holding, Inc., 1.88%, 5/24/06,(b)

691,933

A3

1,815

4.05%, 6/4/08

1,779,653

A3

1,860

6.40%, 5/15/06

1,957,642

A3

1,250

Detroit Edison Co., Senior Notes, 5.05%, 10/1/05

1,281,116

Baa2

900

Deutsche Telekom International Finance, 3.875%, 7/22/08

885,629

A2

1,385

Diageo Capital PLC, 3.375%, 3/20/08

1,356,372

Baa1

1,000

Donnelley (R. R.) & Sons Co., 3.75%, 4/1/09

966,182

A3

400

Dow Chemical Co., 5.00%, 11/15/07

412,907

A3

990

5.75%, 12/15/08

1,038,883

See Notes to Financial Statements.

8

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Moody’s Rating*

Principal Amount (000)

Description

Value (Note 1)

Baa2

$
1,600

Duke Energy Field Services LLC, 7.50%, 8/16/05

$
1,679,830

Baa1

800

Duke Realty LP, 3.50%, 11/1/07

792,681

Aa3

900

E.I. du Pont de Nemours & Co., 4.125%, 4/30/10

884,440

Baa3

311

East Coast Power LLC, Senior Notes, 6.737%, 3/31/08

314,699

Baa2

400

Eastman Chemical Co., 3.25%, 6/15/08

382,828

Baa2

1,000

Energy East Corp., 5.75%, 11/15/06

1,047,729

Baa1

500

EOP Operating LP, 6.763%, 6/15/07

538,472

Baa1

540

Equifax, Inc., 4.95%, 11/1/07

557,186

Baa3

500

Equity One, Inc., 3.875%, 4/15/09

473,422

Ba1

500

Equus Cayman Finance Ltd., 5.50%, 9/12/08

497,031

Baa1

650

ERP Operating LP 4.75%, 6/15/09

650,695

A3

1,530

Export-Import Bank of Korea, 4.125%, 2/10/09

1,484,193

Baa2

1,000

FedEx Corp., 3.50%, 4/1/09

959,778

A1

275

First Data Corp., M.T.N., 6.375%, 12/15/07

299,110

Aa3

1,367

First Union National Bank, 7.125%, 10/15/06

1,482,480

Baa3

1,500

FirstEnegy Corp., 5.50%, 11/15/06

1,551,786

Aa2

1,000

FleetBoston Financial Corp., Senior Notes, 4.875%, 12/1/06

1,034,475

Baa1

1,000

Ford Motor Co., 8.875%, 4/1/06

1,065,663

A3

1,000

Ford Motor Credit Co., 6.375%, 11/5/08

1,025,328

A3

2,005

6.50%, 1/25/07

2,106,708

A3

5,510

6.875%, 2/1/06

5,779,422

A3

1,270

Senior Notes, 5.80%, 1/12/09

1,281,937

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

9

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Moody’s Rating*

Principal Amount (000)

Description

Value (Note 1)

Baa2

$
1,860

France Telecom SA, 8.20%, 3/1/06

$
1,994,179

Ba2

725

Gap, Inc., 6.90%, 9/15/07

781,188

Aaa

6,030

General Electric Capital Corp., M.T.N., 5.00%, 6/15/07,(a)

6,261,456

Aaa

850

5.35%, 3/30/06

884,146

Aaa

2,805

5.375%, 3/15/07

2,942,484

Baa2

1,700

General Mills, Inc., 5.125%, 2/15/07

1,764,952

A3

820

General Motors Acceptance Corp., 5.125%, 5/9/08

823,031

A3

1,325

6.125%, 9/15/06

1,379,802

A3

5,350

6.125%, 2/1/07

5,582,698

A3

365

6.125%, 8/28/07

380,862

A3

700

7.75%, 1/19/10

759,902

Aa3

1,285

Goldman Sachs Group, Inc., 3.875%, 1/15/09

1,253,055

Aa3

160

4.125%, 1/15/08

160,485

Baa3

980

Goodrich Corp., 6.45%, 12/15/07

1,057,305

Baa3

500

Harrahs Operating Co., Inc., 5.50%, 7/1/10

502,504

Baa3

1,420

7.125%, 6/1/07

1,529,073

A3

725

Hartford Financial Services Group, Inc., 2.375%, 6/1/06

713,242

Ba1

1,900

HCA, Inc., 7.125%, 6/1/06

2,007,050

A3

500

Hewlett-Packard Co., 5.50%, 7/1/07

526,084

A2

400

Honeywell International, Inc., 6.875%, 10/3/05

420,216

A2

220

7.50%, 3/1/10

251,656

Baa3

1,350

Hospira, Inc. 4.95%, 6/15/09

1,357,591

A1

1,000

Household Finance Corp., 4.125%, 12/15/08

985,719

A1

1,900

4.75%, 5/15/09

1,910,518

A1

1,130

5.75%, 1/30/07

1,187,060

A1

2,320

6.50%, 1/24/06

2,445,408

Baa3

1,300

ICI Wilmington, Inc., 4.375%, 12/1/08

1,275,225

See Notes to Financial Statements.

10

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Moody’s Rating*

Principal Amount (000)

Description

Value (Note 1)

A1

$
750

International Business Machines Corp., 4.875%, 10/1/06

$
777,995

A1

1,200

International Lease Finance Corp., 2.95%, 5/23/06

1,192,059

A1

30

3.50%, 4/1/09

28,527

A1

660

4.50%, 5/1/08

670,809

A1

700

4.75%, 7/1/09

699,948

Aa3

2,300

J.P. Morgan Chase & Co., 5.25%, 5/30/07

2,400,450

A1

1,000

6.50%, 8/1/05

1,040,495

Ba3

300

JC Penney Co., Inc., 7.375%, 8/15/08

323,625

A3

600

John Deere Capital Corp., 4.50%, 8/22/07

612,961

A3

700

5.125%, 10/19/06

726,197

Baa2

1,250

Kellogg Co., 6.00%, 4/1/06

1,311,901

A3

1,000

KeySpan Corp., 7.25%, 11/15/05

1,060,043

A3

2,250

Kraft Foods, Inc., 4.625%, 11/1/06

2,303,860

A3

1,400

5.25%, 6/1/07

1,455,999

Baa2

1,000

Kroger, Inc., Senior Notes, 8.15%, 7/15/06

1,087,518

Baa3

350

Lear Corp. 8.11%, 5/15/09

398,667

A1

875

Lehman Brothers Holdings, Inc., 3.60%, 3/13/09

840,710

A1

1,700

4.00%, 1/22/08

1,696,583

A1

1,665

6.625%, 2/5/06

1,755,882

Baa3

1,710

Liberty Media Corp., Senior Notes, 3.02%, 9/17/06,(b)

1,741,686

Baa2

1,100

Lockheed Martin Corp., 7.70%, 6/15/08

1,240,865

Baa2

1,060

7.95%, 12/1/05

1,127,560

Baa1

810

Masco Corp., 1.65%, 3/9/07,(b)

809,882

Baa2

750

Maytag Corp., M.T.N., 6.875%, 3/31/06

785,816

Baa1

1,835

MBNA America Bank, 6.50%, 6/20/06

1,942,448

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

11

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Moody’s Rating*

Principal Amount (000)

Description

Value (Note 1)

A3

$
1,500

McDonnell Douglas Corp., 6.875%, 11/1/06

$
1,605,208

Baa2

1,000

MeadWestvaco Corp., 2.75%, 12/1/05

996,641

Aa3

700

Merrill Lynch & Co., Inc., 7.00%, 3/15/06

749,788

Aa3

1,000

4.00%, 11/15/07 M.T.N.

1,002,595

A2

1,500

Metlife, Inc., Senior Notes, 5.25%, 12/1/06

1,555,525

Ba1

700

MGM MIRAGE, 6.00%, 10/1/09

686,000

Baa1

1,000

Miller Brewing Co., 4.25%, 8/15/08

995,121

Aa3

1,150

Morgan Stanley Dean Witter, 3.625%, 4/1/08

1,130,166

Aa3

115

3.875%, 1/15/09

111,965

Aa3

1,300

5.80%, 4/1/07

1,374,665

Aa3

2,000

6.10%, 4/15/06

2,104,182

Baa3

1,400

Motorola, Inc., 6.75%, 2/1/06

1,472,185

A1

1,200

National Rural Utilities Cooperative Finance Corp., 3.00%, 2/15/06

1,201,513

Baa3

1,000

NiSource Finance Corp., 7.625%, 11/15/05

1,060,799

Baa1

1,700

Norfolk Southern Corp., Senior Notes, 6.00%, 4/30/08

1,800,429

Baa1

1,500

Occidental Petroleum Corp., Senior Notes, 7.65%, 2/15/06

1,608,462

Baa3

1,180

Ocean Energy, Inc., 4.375%, 10/1/07

1,194,461

Baa2

1,200

Pacific Gas & Electric Co., 3.60%, 3/1/09

1,155,112

A3

1,000

PacifiCorp, 4.30%, 9/15/08

999,984

Baa2

1,500

Pactiv Corp., 7.20%, 12/15/05

1,590,922

Baa3

1,000

Panhandle Eastern Pipe Line Co., Senior Notes, 2.75%, 3/15/07

959,597

See Notes to Financial Statements.

12

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Moody’s Rating*

Principal Amount (000)

Description

Value (Note 1)

Baa1

$
1,070

Pemex Project Funding Master Trust, 7.875%, 2/1/09

$
1,163,625

Baa1

750

8.50%, 2/15/08

825,000

Baa1

300

Petrobras International Finance Co., 9.875%, 5/9/08

327,000

Baa1

950

Petroleos Mexicanos, 8.85%, 9/15/07

1,061,625

Baa3

750

Pioneer Natural Resource Co., 6.50%, 1/15/08

797,056

A2

1,000

PNC Funding Corp., 5.75%, 8/1/06

1,050,883

A3

400

6.125%, 2/15/09

426,588

Baa2

500

Potash Corp. of Saskatchewan, Inc., 7.125%, 6/15/07

541,511

Baa1

500

PPL Electric Utilities Corp., 5.875%, 8/15/07

529,012

A3

500

Praxair, Inc., 6.625%, 10/15/07

544,335

Baa2

400

Progress Energy, Inc., Senior Notes, 6.75%, 3/1/06

421,812

Baa1

1,585

PSE&G Power LLC, 6.875%, 4/15/06

1,681,579

A3

1,100

Public Service Co. of Colorado, 4.375%, 10/1/08

1,102,720

Baa2

750

Puget Energy, Inc., 3.363%, 6/1/08

720,476

Baa2

1,350

Quest Diagnostics, Inc., 6.75%, 7/12/06

1,440,852

Baa3

780

Raytheon Co., 6.15%, 11/1/08

832,046

Baa3

1,700

6.50%, 7/15/05

1,759,750

A3

800

Reed Elsevier Capital, Inc., 6.125%, 8/1/06

843,717

A3

400

Republic of Korea, 8.875%, 4/15/08

464,120

Aa3

1,000

Rio Tinto Finance USA Ltd., 5.75%, 7/3/06

1,048,546

Ba1

500

Ryland Group, Inc., Senior Notes, 5.375%, 6/1/08

503,750

Baa2

800

Safeway, Inc., 2.50%, 11/1/05

795,086

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

13

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Moody’s Rating*

Principal Amount (000)

Description

Value (Note 1)

A1

$
1,200

Santander Finance Issuances, 7.00%, 4/1/06

$
1,282,398

A1

1,000

7.25%, 5/30/06

1,072,737

A1

2,150

SBC Communications, Inc., 5.75%, 5/2/06

2,249,769

Baa3

530

Sealed Air Corp., 8.75%, 7/1/08

606,989

Baa1

260

Sempra Energy, 4.75%, 5/15/09

261,565

Baa2

750

Shurgard Storage Centers, Inc., 7.625%, 4/25/07

822,179

Baa2

595

Simon Property Group LP, 7.375%, 1/20/06

634,916

A2

1,235

SLM Corp., M.T.N., 3.625%, 3/17/08

1,217,943

Baa2

420

Southern California Edison Co., 1.44%, 1/13/06,(b)

420,547

Baa2

1,400

8.00%, 2/15/07

1,546,528

Aa2

2,000

Southwest Airlines Co., 5.496%, 11/1/06

2,072,804

Baa3

1,000

Sprint Capital Corp., 4.78%, 8/17/06,(b)

1,019,352

Baa3

2,645

7.125%, 1/30/06

2,799,071

Baa3

1,000

Sun Microsystems, Inc., Senior Notes, 7.50%, 8/15/06

1,066,382

Baa2

600

SunGard Data Systems Inc., 3.75%, 1/15/09

580,324

Baa2

1,100

Tampa Electric Co., 5.375%, 8/15/07

1,130,820

A2

1,300

Target Corp., 5.95%, 5/15/06

1,367,408

Baa3

750

TCI Communications, Inc., Senior Notes, 6.875%, 2/15/06

792,129

Baa3

1,000

8.00%, 8/1/05

1,053,096

Baa2

1,250

Telecom Italia Capital, 4.00%, 11/15/08

1,227,930

Baa1

2,090

Telecomunicaciones de Puerto Rico Inc., 6.65%, 5/15/06

2,207,953

A3

1,100

Telefonica Europe, 7.35%, 9/15/05

1,159,284

Baa3

830

Telus Corp., 7.50%, 6/1/07

903,977

See Notes to Financial Statements.

14

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Moody’s Rating*

Principal Amount (000)

Description

Value (Note 1)

Baa1

$
1,900

Time Warner, Inc., 6.125%, 4/15/06

$
1,990,411

A3

1,100

Travelers Property Casualty Corp., Senior Notes, 3.75%, 3/15/08

1,086,137

Baa3

1,000

Tricon Global Restaurants Inc., 8.50%, 4/15/06

1,087,372

Baa3

800

Tyco International Group SA, 5.80%, 8/1/06

834,318

Baa3

840

Tyson Foods, Inc., M.T.N., 6.625%, 10/17/05

870,276

Baa2

700

Union Pacific Corp., 5.75%, 10/15/07

736,359

Baa2

920

6.70%, 12/1/06

987,352

Ba1

500

Unisys Corp., Senior Notes, 8.125%, 6/1/06

531,250

Baa2

1,150

United Mexican States, 9.875%, 2/1/10

1,381,725

Baa2

965

M.T.N., 8.50%, 2/1/06

1,043,165

A2

1,400

United Technologies Corp., 4.875%, 11/1/06

1,451,755

Baa3

1,000

Valero Energy Corp., Senior Notes, 3.50%, 4/1/09

949,522

A2

3,000

Verizon Global Funding Corp., 6.125%, 6/15/07

3,197,136

A3

1,100

Virginia Electric & Power Co., Senior Notes, 5.75%, 3/31/06

1,147,854

A2

750

Vodafone Group PLC, 7.75%, 2/15/10

859,945

Aa3

1,000

Wachovia Corp., 7.55%, 8/18/05

1,053,651

Baa1

925

Walt Disney Co., M.T.N., 5.50%, 12/29/06

967,047

Baa1

1,475

Senior Notes, 6.75%, 3/30/06

1,562,445

A3

700

Washington Mutual, Inc., 7.50%, 8/15/06

758,664

A3

1,000

Senior Notes, 5.625%, 1/15/07

1,046,127

Baa3

1,000

Waste Management, Inc., 7.00%, 10/15/06

1,074,502

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

15

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Moody’s Rating*

Principal Amount (000)

Description

Value (Note 1)

Aa2

$
1,000

Wells Fargo & Co., 7.125%, 8/15/06

$
1,084,806

Aa1

1,250

Senior Notes, 5.125%, 2/15/07

1,302,639

Aa2

800

Westdeutsche Landesbank, 6.05%, 1/15/09

851,775

Baa2

600

Weyerhaeuser Co., 6.00%, 8/1/06

631,267

Baa2

1,200

6.125%, 3/15/07

1,267,856

Baa1

730

Wyeth, 4.375%, 3/1/08

725,254

Total corporate bonds (cost $274,241,376)

277,661,949

U.S. TREASURY SECURITY 0.4%

1,200

United States Treasury Notes, 4.00%, 6/15/09 (cost $1,211,057)

1,210,266

Total long-term investments (cost $289,218,225)

292,194,385

SHORT-TERM INVESTMENTS 13.5%

CORPORATE BONDS 11.7%

Baa2

160

Aon Corp., Senior Notes, 8.65%, 5/15/05

166,962

Baa2

900

Appalachian Power Co., Senior Notes, 4.80%, 6/15/05

917,779

A2

1,000

Caterpillar Financial Services Corp., 4.38%, 6/15/05

1,012,610

Ba1

900

Computer Associates, Inc., Senior Notes, 6.375%, 4/15/05

923,625

Baa2

2,520

Cox Communications, Inc., 6.875%, 6/15/05

2,611,015

A3

1,220

DaimlerChrysler North America Holding, Inc., M.T.N. 3.40%, 12/15/04

1,223,333

Baa2

1,950

Deutsche Telekom International Finance, 8.25%, 6/15/05

2,050,283

Baa1

2,050

Dominion Resources, Inc., 2.80%, 2/15/05

2,056,375

See Notes to Financial Statements.

16

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Moody’s Rating*

Principal Amount (000)

Description

Value (Note 1)

Baa3

$
1,000

Electronic Data Systems Corp., 6.85%, 10/15/04

$
1,009,983

Baa3

700

Enterprise Products Operating LP, 8.25%, 3/15/05

723,532

Baa1

1,550

EOP Operating LP, Senior Notes, 6.625%, 2/15/05

1,588,679

Baa1

1,280

Erac USA Finance Co., 8.25%, 5/1/05

1,334,840

Baa1

500

ERP Operating LP, 6.63%, 4/13/05

515,070

Baa2

1,000

FedEx Corp., 1.39%, 7/1/04,(b)

1,001,168

A3

1,400

Ford Motor Credit Co., 6.70%, 7/16/04

1,402,950

Baa2

1,000

Fred Meyer, Inc., 7.375%, 3/1/05

1,031,578

A3

1,000

Hartford Financial Services Group, Inc., Senior Notes, 7.75%, 6/15/05

1,045,518

A3

580

Hewlett-Packard Co., 7.15%, 6/15/05

604,851

Baa3

1,750

Kerr-Mcgee Corp., 5.375%, 4/15/05

1,786,204

Baa3

700

Lear Corp., 7.96%, 5/15/05

729,905

Baa2

900

Newell Rubbermaid, Inc., 2.00%, 5/1/05

895,196

Baa3

1,060

News America Holdings, Inc., Senior Notes, 8.50%, 2/15/05

1,093,490

Baa3

1,000

Parker & Parsley Petroleum Co., Senior Notes, 8.875%, 4/15/05

1,045,984

Baa2

1,500

Pepco Holdings, Inc., 2.05%, 5/15/04,(b)

1,499,547

A3

1,000

Phillips Petroleum Co., 8.50%, 5/25/05

1,051,353

Baa3

169

Regional Jet Equipment Trust, 7.771%, 9/5/04

166,641

Baa2

1,500

Safeway, Inc., Senior Notes, 6.85%, 9/15/04

1,512,547

Baa2

800

Simon Debartolo Group LP, 6.75%, 7/15/04

801,509

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

17

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Moody’s Rating*

Principal Amount (000)

Description

Value (Note 1)

Baa2

$ 325

Simon Property Group LP, 6.75%, 6/15/05

$
335,427

Baa2

400

M.T.N., 7.125%, 6/24/05

414,453

A1

1,000

South Carolina Electric & Gas Co., 7.50%, 6/15/05

1,045,937

Baa1

1,280

Time Warner, Inc., 5.625%, 5/1/05

1,311,350

Baa3

550

Tyson Foods, Inc., 6.625%, 10/1/04

554,627

A1

1,370

Unilever NV, M.T.N., 6.625%, 6/20/05

1,421,724

Baa2

1,000

Union Pacific Corp., 7.60%, 5/1/05

1,040,460

Baa3

1,000

Waste Management, Inc., Senior Notes, 7.00%, 10/1/04

1,010,586

Baa2

812

Westvaco Corp., 6.85%, 11/15/04

823,976

Baa2

225

Weyerhaeuser Co., 5.50%, 3/15/05

229,758

Total corporate bonds (cost $40,519,894)

39,990,825

Shares

MUTUAL FUND 1.8%

6,169,631

Dryden Core Investment Fund—Taxable Money Market Series (cost $6,169,631; Note 3)

6,169,631

Total short-term investments (cost $46,689,525)

46,160,456

Total Investments 99.1% (cost $335,907,750; Note 5)

338,354,841

Other assets in excess of liabilities 0.9%

3,147,032

Net Assets 100%

$
341,501,873

*
The Fund’s current Prospectus contains a description of Moody’s rating.

(a)
Segregated as collateral for financial futures contracts.

(b)
Indicates a variable rate security. The maturity date presented is the date on which the security can be redeemed at par. The interest rate shown reflects the rate in effect at June 30, 2004.

LP—Limited Partnership.

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

See Notes to Financial Statements.

18

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The industry classification of portfolio holdings and other assets shown as a percentage of net assets as of June 30, 2004 was as follows:

Finance

9.4
%

Automotive

8.7

Electric Utilities

7.6

Brokerage

7.1

Banking

6.4

Telephones

5.3

Integrated Energy

5.2

Food and Beverage

4.3

Media Cable

4.3

Telecommunication Wireless

3.6

Aerospace/Defense

2.7

REIT

2.5

Railroads

2.2

Technology

2.2

Consumer Service

2.1

Asset Backed Securities

2.0

Retailers

2.0

Collateralized Mortgage Obligations

1.9

Mutual Fund

1.8

Insurance

1.7

Paper

1.6

Pharmaceuticals

1.5

Media Non Cable

1.4

Chemicals

1.3

Gas Pipelines

1.0

Airlines

0.9

Consumer Products

0.9

Sovereign

0.9

Gaming

0.8

Other Industrials

0.8

Diversified Manufacturing

0.7

Environment

0.6

Packaging

0.6

Tobacco

0.6

Health Care

0.6

Gas Utilities

0.4

Machinery

0.4

U.S. Government

0.3

Commercial Service

0.3

Entertainment

0.3

Gas Distributor

0.2

99.1

Other assets in excess of liabilities

0.9

100.0
%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

19

Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

Assets

Investments at value (cost $ 335,907,750)

$
338,354,841

Dividends and interest receivable

4,448,426

Receivable for Fund shares sold

1,830,169

Due from broker-variation margin

109,508

Prepaid assets

3,057

Total assets

344,746,001

Liabilities

Payable for Fund shares reacquired

1,344,948

Payable for investments purchased

1,061,844

Dividends payable

419,228

Distribution fee payable

120,260

Management fee payable

111,139

Accrued expenses

88,286

Payable to custodian

84,152

Deferred directors’ fees

14,271

Total liabilities

3,244,128

Net Assets

$
341,501,873

Net assets were comprised of:

Common stock, at par

$
303,484

Paid-in capital in excess of par

352,656,635

352,960,119

Accumulated net investment loss

(2,142,056
)

Accumulated net realized loss on investments

(11,838,633
)

Net unrealized appreciation on investments

2,522,443

Net assets June 30, 2004

$
341,501,873

See Notes to Financial Statements.

20

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Class A

Net asset value and redemption price per share ($153,099,887 ÷ 13,611,683 shares of beneficial interest issued and outstanding)

$
11.25

Maximum sales charge (3.25% of offering price)

0.38

Maximum offering price to public

$
11.63

Class B

Net asset value, offering price and redemption price per share ($63,450,190 ÷ 5,641,516 shares of beneficial interest issued and outstanding)

$
11.25

Class C

Net asset value, offering price and redemption price per share ($59,253,818 ÷ 5,268,360 shares of beneficial interest issued and outstanding)

$
11.25

Class R

Net asset value, offering price and redemption price per share ($100 ÷ 9 shares of beneficial interest issued and outstanding)

$
11.25

Class Z

Net asset value, offering price and redemption price per share ($65,697,878 ÷ 5,826,791 shares of beneficial interest issued and outstanding)

$
11.28

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

21

Statement of Operations

Six Months Ended June 30, 2004 (Unaudited)

Net Investment Income

Income

Interest

$
6,832,633

Dividends

28,392

Total income

6,861,025

Expenses

Management fee

658,325

Distribution fee—Class A

173,157

Distribution fee—Class B

323,202

Distribution fee—Class C

233,499

Transfer agent fee’s and expenses

192,000

Custodian’s fees and expenses

77,000

Registration fees

51,000

Reports to shareholders

48,000

Legal fees and expenses

23,000

Audit fee

14,000

Trustees’ fees

7,000

Miscellaneous

8,050

Total expenses

1,808,233

Net investment income

5,052,792

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:

Investment transactions

692,982

Financial futures contracts

(358,770
)

334,212

Net change in unrealized appreciation (depreciation) on:

Investments

(6,533,505
)

Financial futures contracts

133,698

(6,399,807
)

Net loss on investments

(6,065,595
)

Net Decrease In Net Assets Resulting From Operations

$
(1,012,803
)

See Notes to Financial Statements.

22

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Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

Six Months Ended June 30, 2004

Year Ended December 31, 2003

Increase (Decrease) In Net Assets

Operations

Net investment income

$
5,052,792

$
9,895,997

Net realized gain on investment transactions

334,212

2,610,738

Net change in unrealized appreciation (depreciation) on investments

(6,399,807
)

547,269

Net increase (decrease) in net assets resulting from operations

(1,012,803
)

13,054,004

Dividends from net investment income (Note 1)

Class A

(3,201,086
)

(5,257,518
)

Class B

(1,257,316
)

(2,554,822
)

Class C

(1,289,579
)

(2,618,980
)

Class R

(1
)

—

Class Z

(1,557,117
)

(2,636,285
)

(7,305,099
)

(13,067,605
)

Fund share transactions (net of share conversions) (Note 6)

Net proceeds from shares sold

95,745,063

227,257,063

Net asset value of shares issued in reinvestment of dividends

5,122,687

9,608,018

Cost of shares reacquired

(67,335,725
)

(147,904,316
)

Net increase in net assets from Fund share transactions

33,532,025

88,960,765

Total increase

25,214,123

88,947,164

Net Assets

Beginning of period

316,287,750

227,340,586

End of period(a)

$
341,501,873

$
316,287,750

   (a) Includes undistributed net investment income
of:

$
—

$
110,251

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

23

Notes to Financial Statements

(Unaudited)

Dryden Short-Term Bond Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund consists of two portfolios- the Dryden Ultra Short Bond Portfolio and the Dryden Short-Term Corporate Bond Fund (the “Portfolio”). The financial statements of the other portfolio are not presented herein. The Portfolio’s investment objective is high current income consistent with the preservation of principal. Under normal circumstances, the Portfolio invests at least 80% of its investable assets in bonds of corporations with maturities of six years or less. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Portfolio in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in
consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

24

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Short-term securities which mature in more than sixty
days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

25

Notes to Financial Statements

(Unaudited) Cont’d

allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Fund’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Federal Income Taxes: For federal income tax purposes, each
portfolio in the Fund is treated as a separate tax paying entity. It is the Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2.
Agreements

The Fund has a management agreement on behalf of the Portfolio with PI.
Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc.
(“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Portfolio. In connection therewith, PIM is obligated to keep certain books and records of the
Portfolio. PI pays for the services of PIM, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and bookkeeping costs of the Portfolio. The Portfolio bears all other cost and expenses.

26

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The management fee paid to PI is computed daily and
payable monthly, at an annual rate of .40 of 1% of the average daily net assets of the Portfolio.

The Portfolio has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, and Class Z shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class A, Class B, Class C, and Class R shares pursuant to plans of distribution, (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Portfolio.

Pursuant to the Class A, B, C, and R Plans, the Portfolio compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1%, and .75 of 1% of the average daily net assets of the Class A, B, C, and R shares, respectively. For the period ended June 30, 2004, PIMS contractually agreed to limit such fees to .25 of 1%, .75 of 1%, and .50 of 1% of the average daily net assets of the Class A shares,
Class C, and Class R shares, respectively.

PIMS has advised the Portfolio that it
received approximately $87,500 and $8,100 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, for the six months ended June 30, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Portfolio that during the period ended June 30, 2004, it received approximately $71,400 and $50,400 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential
Financial, Inc. (“The Prudential”).

The Portfolio, along with other affiliated
registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provided for a commitment of $800 million through April 30, 2004, and allowed the Funds to increase the commitment to $1 billion, if necessary. Effective May 1, 2004 the commitment provided for by the SCA was reduced to $500 million and the SCA was renewed under the same terms and conditions. The expiration date of the renewed SCA will be October
29, 2004. Interest on any borrowings under the SCA will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

27

Notes to Financial Statements

(Unaudited) Cont’d

allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Portfolio did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended June 30, 2004, the Portfolio incurred fees of approximately $171,200 for the services of PMFS. As of June 30, 2004, approximately $30,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of
Operations also include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Portfolio pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Portfolio incurred approximately $27,200 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”), an affiliate of PI, was approximately $20,500 for the six months ended June 30, 2004. As of June 30,
2004 approximately $3,400 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2004, the Fund earned income of $28,392, from the Series by investing its excess cash.

Note 4.
Portfolio Securities

Purchases and sales of investment securities, other than
short-term investments, for the six months ended June 30, 2004, aggregated $102,663,189, and $76,469,845 respectively.

28

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During the period ended June 30, 2004, the Portfolio
entered into financial futures contracts. Details of open contracts at June 30, 2004, are as follows:

Number of Contracts

Type

Expiration Date

Value at Trade Date

Value at June 30, 2004

Unrealized Appreciation/ (Depreciation)

Long Positions:

5

U.S. T-Notes 10 yr

Sep. 2004

$
543,369

$
546,641

$
3,272

349

U.S. T-Notes 5 Yr

Sep. 2004

37,854,529

37,931,937

77,408

Short Positions:

66

U.S. T-Notes 2 Yr

Sep. 2004

13,890,766

13,896,094

(5,328
)

$
75,352

Note 5. Tax Information

For federal income tax purposes, the Portfolio had a capital loss carryforward at December 31, 2003 of approximately $9,186,000 of which $2,081,000 expires in 2004, $1,537,000 expires in 2007, $1,933,000 expires in 2008 and $3,635,000 expires in 2010. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

The United States federal income tax
basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2004 were as follows:

Tax Basis

Appreciation

Depreciation

Total Net Unrealized Appreciation

$335,907,750

$8,155,830

$5,708,739

$2,447,091

The difference between book and tax basis was
primarily attributable to the treatment of discount amortization for book and tax purposes.

Note 6. Capital

The Portfolio offers Class A, Class B, Class C, Class R
and Class Z shares. Effective May 17, 2004, the Fund began offering Class R shares. Class R shares are available to certain retirement plans, clearing and settlement firms. The class will not carry any front-end load or CDSC. Class A shares are sold with a front-end sales charge of up to 3.25%. Effective on March 15, 2004, all investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class C shares were sold with a

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

29

Notes to Financial Statements

(Unaudited) Cont’d

front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months.
Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date of purchase. Class B shares automatically convert to
Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z and Class R shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 500 million authorized shares of $.01 par value common stock, divided into five classes for each portfolio, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 62,500,000 authorized shares for each portfolio. As of June 30, 2004, 9 shares of Class R were owned by Prudential.

30

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Transactions in shares of common stock were as
follows:

Class A

Shares

Amount

Six months ended June 30, 2004:

Shares sold

4,189,904

$
47,973,886

Shares issued in reinvestment of dividends

186,453

2,130,168

Shares reacquired

(1,847,040
)

(21,125,575
)

Net increase (decrease) in shares outstanding before conversion

2,529,317

28,978,479

Shares issued upon conversion from Class B

194,436

2,220,244

Net increase (decrease) in shares outstanding

2,723,753

$
31,198,723

Year ended December 31, 2003:

Shares sold

6,896,024

$
79,763,132

Shares issued in reinvestment of dividends

318,084

3,680,915

Shares reacquired

(5,326,237
)

(61,574,456
)

Net increase (decrease) in shares outstanding before conversion

1,887,871

21,869,591

Shares issued upon conversion from Class B

270,551

3,145,368

Net increase (decrease) in shares outstanding

2,158,422

$
25,014,959

Class B

Six months ended June 30, 2004:

Shares sold

976,113

$
11,147,773

Shares issued in reinvestment of dividends

79,523

909,238

Shares reacquired

(902,155
)

(10,299,863
)

Net increase (decrease) in shares outstanding before conversion

153,481

1,757,148

Shares issued upon conversion from Class A

(194,436
)

(2,220,244
)

Net increase (decrease) in shares outstanding

(40,955
)

$
(463,096
)

Year ended December 31, 2003:

Shares sold

3,053,564

$
35,333,336

Shares issued in reinvestment of dividends

164,784

1,907,023

Shares reacquired

(1,988,038
)

(22,969,228
)

Net increase (decrease) in shares outstanding before conversion

1,230,310

14,271,131

Shares issued upon conversion from Class A

(270,551
)

(3,145,368
)

Net increase (decrease) in shares outstanding

959,759

$
11,125,763

Class C

Six months ended June 30, 2004:

Shares sold

524,010

$
6,008,182

Shares issued in reinvestment of dividends

75,269

860,905

Shares reacquired

(958,430
)

(10,947,632
)

Net increase (decrease) in shares outstanding

(359,151
)

$
(4,078,545
)

Period ended December 31, 2003:

Shares sold

4,107,631

$
47,420,875

Shares issued in reinvestment of dividends

162,069

1,875,800

Shares reacquired

(2,082,203
)

(24,075,348
)

Net increase (decrease) in shares outstanding

2,187,497

$
25,221,327

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

31

Notes to Financial Statements

(Unaudited) Cont’d

Class R

Shares

Amount

Period ended June 30, 2004:*

Shares sold

9

$
100

Net increase (decrease) in shares outstanding

9

$
100

   *    Commenced operations on May
17, 2004.

Class Z

Six months ended June 30, 2004:

Shares sold

2,662,730

$
30,615,122

Shares issued in reinvestment of dividends

106,679

1,222,376

Shares reacquired

(2,176,873
)

(24,962,655
)

Net increase (decrease) in shares outstanding

592,536

$
6,874,843

Year ended December 31, 2003:

Shares sold

5,577,985

$
64,739,720

Shares issued in reinvestment of dividends

184,843

2,144,280

Shares reacquired

(3,388,848
)

(39,285,284
)

Net increase (decrease) in shares outstanding

2,373,980

$
27,598,716

Note 7. Change in Independent Registered
Accounting Firm

PricewaterhouseCoopers LLP was previously the independent registered accounting firm for the Fund. The decision to change the independent registered accounting firm was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund
audited by PricewaterhouseCoopers LLP through the year ended December 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope of accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

32

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Financial Highlights

JUNE 30, 2004

SEMIANNUAL REPORT

Dryden Short-Term
Bond Fund, Inc.

Dryden Short-Term Corporate Bond Fund

Financial Highlights

(Unaudited) Cont’d

Class A

Six Months Ended June 30, 2004

Per Share Operating Performance:

Net Asset Value, Beginning Of Period

$
11.52

Income/loss from investment operations

Net investment income

.19

Net realized and unrealized gain (loss) on investment transactions

(.20
)

Total from investment operations

(.01
)

Less Distributions

Dividends from net investment income

(.26
)

Net asset value, end of period

$
11.25

Total Return(a):

(.18
)%

Ratios/Supplemental Data:

Net assets, end of period (000)

$
153,100

Average net assets (000)

$
139,287

Ratios to average net assets:

Expenses, including distribution and service (12b-1) fees(b)

0.91
%(c)

Expenses, excluding distribution and service (12b-1) fees

0.66
%(c)

Net investment income

3.16
%(c)

For Class A, B, C and Z shares:

Portfolio turnover rate

24
%(d)

(a)
Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)
The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.

(c)
Annualized.

(d)
Not annualized.

See Notes to Financial Statements.

34

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Class A

Year Ended December 31,

2003

2002

2001

2000

1999

$
11.51

$
11.35

$
11.17

$
10.99

$
11.42

.42

.50

.62

.64

.62

.13

.23

.19

.18

(.43
)

.55

.73

.81

.82

.19

(.54
)

(.57
)

(.63
)

(.64
)

(.62
)

$
11.52

$
11.51

$
11.35

$
11.17

$
10.99

4.83
%

6.69
%

7.40
%

7.65
%

1.72
%

$
125,479

$
100,436

$
87,716

$
72,467

$
85,360

$
113,360

$
91,136

$
78,485

$
76,619

$
86,025

.92
%

1.01
%

1.05
%

1.07
%

1.02
%

.67
%

.76
%

.80
%

.82
%

.77
%

3.57
%

4.50
%

5.42
%

5.77
%

5.56
%

64
%

92
%

243
%

171
%

168
%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

35

Financial Highlights

(Unaudited) Cont’d

Class B

Six Months Ended June 30, 2004

Per Share Operating Performance:

Net Asset Value, Beginning Of Period

$
11.52

Income/loss from investment operations

Net investment income

.15

Net realized and unrealized gain (loss) on investment transactions

(.20
)

Total from investment operations

(.05
)

Less Distributions

Dividends from net investment income

(.22
)

Net asset value, end of period

$
11.25

Total Return(a):

(.53
)%

Ratios/Supplemental Data:

Net assets, end of period (000)

$
63,450

Average net assets (000)

$
64,996

Ratios to average net assets:

Expenses, including distribution and service (12b-1) fees

1.66
%(b)

Expenses, excluding distribution and service (12b-1) fees

.66
%(b)

Net investment income

2.60
%(b)

(a)
Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)
Annualized.

See
Notes to Financial Statements.

36

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Class B

Year Ended December 31,

2003

2002

2001

2000

1999

$
11.51

$
11.35

$
11.17

$
10.98

$
11.41

.33

.43

.56

.58

.56

.13

.22

.19

.19

(.43
)

.46

.65

.75

.77

.13

(.45
)

(.49
)

(.57
)

(.58
)

(.56
)

$
11.52

$
11.51

$
11.35

$
11.17

$
10.98

4.05
%

5.90
%

6.86
%

7.21
%

1.21
%

$
65,486

$
54,335

$
27,416

$
14,950

$
22,281

$
65,683

$
39,427

$
16,509

$
17,787

$
29,870

1.67
%

1.76
%

1.55
%

1.57
%

1.52
%

.67
%

.76
%

.80
%

.82
%

.77
%

2.82
%

3.72
%

4.89
%

5.26
%

5.03
%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

37

Financial Highlights

(Unaudited) Cont’d

Class C

Six Months Ended June 30, 2004

Per Share Operating Performance:

Net Asset Value, Beginning Of Period

$
11.52

Income/loss from investment operations

Net investment income

.16

Net realized and unrealized gain (loss) on investment transactions

(.19
)

Total from investment operations

(.03
)

Less Distributions

Dividends from net investment income

(.24
)

Net asset value, end of period

$
11.25

Total Return(a):

(0.42
)%

Ratios/Supplemental Data:

Net assets, end of period 000)

$
59,254

Average net assets (000)

$
62,608

Ratios to average net assets:

Expenses, including distribution and service (12b-1) fees(b)

1.41
%(c)

Expenses, excluding distribution and service (12b-1) fees

.66
%(c)

Net investment income

2.89
%(c)

(a)
Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)
The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.

(c)
Annualized.

See
Notes to Financial Statements.

38

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Class C

Year Ended December 31, 2003

Year Ended December 31,

2002

2001

2000

1999

$
11.51

$
11.35

$
11.17

$
10.98

$
11.41

.36

.45

.56

.58

.57

.13

.23

.19

.19

(.43
)

.49

.68

.75

.77

.14

(.48
)

(.52
)

(.57
)

(.58
)

(.57
)

$
11.52

$
11.51

$
11.35

$
11.17

$
10.98

4.31
%

6.16
%

6.87
%

7.21
%

1.21
%

$
64,852

$
39,581

$
25,996

$
1,698

$
2,185

$
63,277

$
31,593

$
5,252

$
1,902

$
1,767

1.42
%

1.51
%

1.55
%

1.57
%

1.52
%

.67
%

.76
%

.80
%

.82
%

.77
%

3.07
%

4.00
%

4.70
%

5.27
%

5.10
%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

39

Financial Highlights

(Unaudited) Cont’d

Class R

5/17/2004 (b) Through June 30, 2004

Per Share Operating Performance:

Net Asset Value, Beginning Of Period

$
11.28

Income/loss from investment operations

Net investment income

.02

Net realized and unrealized gain (loss) on investment transactions

.04

Total from investment operations

.06

Less Distributions

Dividends from net investment income

(.09
)

Net asset value, end of period

$
11.25

Total Return(a):

.35
%

Ratios/Supplemental Data:

Net assets, end of period (000)

$
100
(c)

Average net assets (000)

$
100
(c)

Ratios to average net assets:

Expenses, including distribution and service (12b-1) fees(e)

1.16
%(d)

Expenses, excluding distribution and service (12b-1) fees

.66
%(d)

Net investment income

—
%(d)(f)

(a)
Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)
Commencement of operations.

(c)
Figure is actual and not rounded to the nearest thousand.

(d)
Annualized.

(e)
The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of 1% of the average daily net assets of the Class R shares.

(f)
Less than .005%.

See Notes to Financial Statements.

40

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This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

Class Z

Six Months Ended June 30, 2004

Per Share Operating Performance:

Net Asset Value, Beginning Of Period

$
11.55

Income/loss from investment operations

Net investment income

.20

Net realized and unrealized gain (loss) on investment transactions

(.19
)

Total from investment operations

0.01

Less Distributions

Dividends from net investment income

(.28
)

Net asset value, end of period

$
11.28

Total Return(a):

(.06
)%

Ratios/Supplemental Data:

Net assets, end of period (000)

$
65,698

Average net assets (000)

$
64,080

Ratios to average net assets:

Expenses, including distribution and service (12b-1) fees

.66
%(b)

Expenses, excluding distribution and service (12b-1) fees

.66
%(b)

Net investment income

3.53
%(b)

(a)
Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)
Annualized.

See
Notes to Financial Statements.

42

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Class Z

Year Ended December 31, 2003

Year Ended December 31,

2002

2001

2000

1999

$
11.53

$
11.37

$
11.19

$
11.00

$
11.42

.46

.52

.65

.67

.65

.13

.24

.19

.19

(.42
)

.59

.76

.84

.86

.23

(.57
)

(.60
)

(.66
)

(.67
)

(.65
)

$
11.55

$
11.53

$
11.37

$
11.19

$
11.00

5.18
%

6.95
%

7.66
%

8.01
%

2.07
%

$
60,471

$
32,988

$
26,079

$
5,793

$
4,029

$
53,992

$
31,894

$
11,166

$
4,036

$
2,833

.67
%

.76
%

.80
%

.82
%

.77
%

.67
%

.76
%

.80
%

.82
%

.77
%

3.81
%

4.73
%

5.53
%

6.06
%

5.84
%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

43

■ MAIL

■ TELEPHONE

■ WEBSITE

  Gateway Center Three   100 Mulberry
Street Newark, NJ 07102

(800) 225-1852

www.jennisondryden.com

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at
http://www.sec.gov.

DIRECTORS

David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn
• Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief
Legal Officer •
Deborah A. Docs, Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER

Prudential Investments LLC

Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER

Prudential Investment Management, Inc.

Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR

Prudential Investment Management Services LLC

Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN

State Street Bank and Trust Company

One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT

Prudential Mutual Fund Services LLC

PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

757 Third Avenue New York, NY 10017

FUND COUNSEL

Shearman & Sterling LLP

599 Lexington Avenue New York, NY 10022

Dryden Short-Term Bond Fund, Inc

Dryden Short-Term Corporate Bond Fund

Share Class

A

B

C

R

Z

NASDAQ

PBSMX

PSMBX

PIFCX

PBSMX

PIFZX

CUSIP

26248R602

26248R701

26248R800

26248R875

26248R883

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the
Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management Associates and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates
LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY

MAY LOSE VALUE

ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Short-Term Bond Fund, Inc.

Dryden Short-Term Corporate Bond Fund

Share Class

A

B

C

R

Z

NASDAQ

PBSMX

PSMBX

PIFCX

PBSMX

PIFZX

CUSIP

26248R602

26248R701

26248R800

26248R875

26248R883

MF140E2    IFS-A095343    Ed. 08/2004

Item 2 – Code of Ethics — Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants
– Not applicable.

Item 6 – Schedule of Investments – The
schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)
It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)
There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)
Code of Ethics – Not applicable with semi-annual filing.

(b)
Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Short-Term Bond Fund, Inc.

By (Signature and Title)*

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary

Date    August 20,
2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Judy A. Rice

Judy A. Rice

President and Principal Executive Officer

Date    August 20,
2004

By (Signature and Title)*

/s/ Grace C. Torres

Grace C. Torres

Treasurer and Principal Financial Officer

Date    August 20,
2004

*
Print the name and title of each signing officer under his or her signature.